AB Global High Income Fund

Portfolio of Investments

December 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 56.0%
Industrial – 49.3%
Basic – 3.4%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	140	$131,589
6.375%, 06/15/2030(a)		130	125,955
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	178	160,478
4.875%, 02/04/2028(a)	U.S.$	972	785,717
Arconic Corp. 6.125%, 02/15/2028(a)		83	78,016
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		851	685,304
7.50%, 09/30/2029(a)		246	156,295
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 07/15/2026(a)		215	204,007
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		171	163,674
Cerdia Finanz GmbH 10.50%, 02/15/2027(a)		419	353,753
Chemours Co. (The) 5.375%, 05/15/2027		13	11,980
5.75%, 11/15/2028(a)		232	208,317
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		107	107,433
Commercial Metals Co. 4.125%, 01/15/2030		80	70,495
4.375%, 03/15/2032		80	69,222
Constellium SE 3.125%, 07/15/2029(a)	EUR	1,109	936,829
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	U.S.$	333	323,519
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		360	323,522
Domtar Corp. 6.75%, 10/01/2028(a)		243	210,823
Element Solutions, Inc. 3.875%, 09/01/2028(a)		993	847,608
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		240	160,109
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		2,191	1,852,293
4.50%, 09/15/2027(a)		819	758,277
5.875%, 04/15/2030(a)		76	71,133
6.125%, 04/15/2032(a)		2,563	2,390,434
Glatfelter Corp. 4.75%, 11/15/2029(a)		209	126,914
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		297	248,255

	Principal Amount (000)		U.S. $ Value

Graphic Packaging International LLC 3.75%, 02/01/2030(a)	U.S.$	1,724	$1,472,763
Guala Closures SpA 3.25%, 06/15/2028(a)	EUR	1,841	1,693,423
Hecla Mining Co. 7.25%, 02/15/2028	U.S.$	282	278,266
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	101	88,865
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026(a)	U.S.$	426	385,368
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	1,008	875,015
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	643	554,683
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (f)		611	424,332
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		619	499,752
Kleopatra Finco SARL 4.25%, 03/01/2026(a) (g)	EUR	1,061	883,495
Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a) (f)	U.S.$	1,300	909,856
LABL, Inc. 6.75%, 07/15/2026(a)		222	210,729
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (h)		2,857	0
Mercer International, Inc. 5.125%, 02/01/2029		969	809,848
Methanex Corp. 5.25%, 12/15/2029		7	6,215
Mineral Resources Ltd. 8.125%, 05/01/2027(a)		158	160,407
Monitchem HoldCo 3 SA 5.25%, 03/15/2025(a)	EUR	265	272,285
Novelis Corp. 3.875%, 08/15/2031(a)	U.S.$	19	15,547
4.75%, 01/30/2030(a)		135	119,357
Olin Corp. 5.00%, 02/01/2030		145	132,344
5.625%, 08/01/2029		263	249,379
Olympus Water US Holding Corp. 7.125%, 10/01/2027(a)		755	719,961
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 04/01/2025(a)		239	219,836
Rimini Bidco SpA 7.296% (EURIBOR 3 Month + 5.25%), 12/14/2026 (i)	EUR	912	873,095
SCIH Salt Holdings, Inc. 4.875%, 05/01/2028(a)	U.S.$	13	11,195

	Principal Amount (000)		U.S. $ Value

SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)	EUR	320	$293,698
5.375%, 11/01/2026(a)	U.S.$	1,239	1,050,307
Sealed Air Corp. 4.00%, 12/01/2027(a)		50	45,594
6.875%, 07/15/2033(a)		183	182,109
SPCM SA 3.125%, 03/15/2027(a)		655	566,637
3.375%, 03/15/2030(a)		951	774,956
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375%, 09/01/2025(a)		256	210,855
United States Steel Corp. 6.65%, 06/01/2037		37	33,544
6.875%, 03/01/2029		110	106,842
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		3,258	2,476,663
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		875	775,158
5.625%, 10/01/2024(a)		386	381,446
5.625%, 08/15/2029(a)		61	49,350

			30,375,126

Capital Goods – 3.3%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	3,069	2,196,156
6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(a) (f)	U.S.$	242	169,199
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(a)		985	778,150
6.00%, 06/15/2027(a)		684	669,369
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		2,663	2,308,493
5.25%, 04/30/2025(a)		212	202,237
5.25%, 08/15/2027(a)		235	177,196
Artera Services LLC 9.033%, 12/04/2025(a)		192	160,230
Bombardier, Inc. 6.00%, 02/15/2028(a)		51	47,337
7.125%, 06/15/2026(a)		217	212,691
7.50%, 03/15/2025(a)		1,841	1,828,192
7.875%, 04/15/2027(a)		1,814	1,766,048
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		242	221,981
Chart Industries, Inc. 7.50%, 01/01/2030(a)		533	535,212
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		106	100,179

	Principal Amount (000)		U.S. $ Value

Cornerstone Building Brands, Inc. 6.125%, 01/15/2029(a)	U.S.$	215	$151,552
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		2,629	2,512,830
Energizer Holdings, Inc. 4.375%, 03/31/2029(a)		147	124,954
4.75%, 06/15/2028(a)		348	302,864
EnerSys 4.375%, 12/15/2027(a)		935	845,163
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		957	782,720
FXI Holdings, Inc. 12.25%, 11/15/2026(a)		117	96,757
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		954	920,610
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		507	533,801
Griffon Corp. 5.75%, 03/01/2028		603	551,432
Harsco Corp. 5.75%, 07/31/2027(a)		1,384	1,088,803
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		128	106,931
Koppers, Inc. 6.00%, 02/15/2025(a)		118	113,087
Madison IAQ LLC 5.875%, 06/30/2029(a)		359	246,934
Masonite International Corp. 5.375%, 02/01/2028(a)		166	153,756
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		210	204,321
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		84	67,497
Moog, Inc. 4.25%, 12/15/2027(a)		144	133,030
New Enterprise Stone & Lime Co., Inc. 5.25%, 07/15/2028(a)		13	11,684
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(a)		63	56,413
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027(a)		165	160,594
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	1,560	1,550,067
Smyrna Ready Mix Concrete LLC 6.00%, 11/01/2028(a)	U.S.$	41	36,664
Spirit AeroSystems, Inc. 4.60%, 06/15/2028		23	18,628
SPX FLOW, Inc. 8.75%, 04/01/2030(a)		1,019	805,128
Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)		141	142,055

	Principal Amount (000)		U.S. $ Value

Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(a)	U.S.$	164	$152,787
Titan Holdings II BV 5.125%, 07/15/2029(a)	EUR	649	548,753
TK Elevator Holdco GmbH 7.625%, 07/15/2028(a)	U.S.$	465	379,654
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	885	839,772
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	306	272,200
TransDigm, Inc. 4.625%, 01/15/2029		460	404,192
4.875%, 05/01/2029		2,049	1,786,456
6.25%, 03/15/2026(a)		332	328,123
Triumph Group, Inc. 7.75%, 08/15/2025		428	364,505
8.875%, 06/01/2024(a)		382	389,005
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	97,602
Tutor Perini Corp. 6.875%, 05/01/2025(a)	U.S.$	31	27,174
WESCO Distribution, Inc. 7.125%, 06/15/2025(a)		20	20,274
7.25%, 06/15/2028(a)		518	525,176

			29,226,618

Communications - Media – 6.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		393	297,398
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 02/15/2028(a)		42	15,969
Altice Financing SA 5.00%, 01/15/2028(a)		1,456	1,178,247
5.75%, 08/15/2029(a)		5,165	4,078,014
AMC Networks, Inc. 4.25%, 02/15/2029		1,084	676,372
4.75%, 08/01/2025		890	683,131
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		666	534,433
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	210	211,699
5.375%, 03/01/2025(a)	U.S.$	2,324	2,193,021
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)		4,665	3,862,712
4.50%, 06/01/2033(a)		2,953	2,274,040
4.75%, 02/01/2032(a)		7,183	5,823,324
5.125%, 05/01/2027(a)		327	305,129
6.375%, 09/01/2029(a)		1,760	1,653,101
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		512	443,648

	Principal Amount (000)		U.S. $ Value

CMG Media Corp. 8.875%, 12/15/2027(a)	U.S.$	158	$118,879
CSC Holdings LLC 4.50%, 11/15/2031(a)		981	681,795
5.00%, 11/15/2031(a)		1,461	816,514
5.375%, 02/01/2028(a)		1,278	1,030,175
5.75%, 01/15/2030(a)		6,196	3,503,366
7.50%, 04/01/2028(a)		1,150	779,343
Deluxe Corp. 8.00%, 06/01/2029(a)		17	13,942
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(a)		299	35,599
DISH DBS Corp. 5.125%, 06/01/2029		2,995	1,932,109
5.25%, 12/01/2026(a)		2,496	2,105,449
5.75%, 12/01/2028(a)		2,596	2,073,607
5.875%, 11/15/2024		1,861	1,735,750
7.375%, 07/01/2028		165	116,622
7.75%, 07/01/2026		691	557,641
DISH Network Corp. 11.75%, 11/15/2027(a)		72	74,040
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		1,364	987,199
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		60	48,800
5.25%, 08/15/2027(a)		1,499	1,268,866
8.375%, 05/01/2027		178	151,524
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		200	187,890
Liberty Interactive LLC 3.75%, 02/15/2030(j)		871	291,059
8.25%, 02/01/2030		23	9,987
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		1,123	943,735
8.00%, 08/01/2029(a)		163	134,796
National CineMedia LLC 5.875%, 04/15/2028(a)		623	142,038
Nexstar Media Inc. 4.75%, 11/01/2028(a)		172	149,010
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		376	311,817
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		1,331	978,209
6.50%, 09/15/2028(a)		154	64,544
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		1,578	1,178,151
5.50%, 03/01/2030(a)		1,031	721,714
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		5,699	4,947,491
4.125%, 07/01/2030(a)		204	168,533
5.50%, 07/01/2029(a)		186	169,930

	Principal Amount (000)		U.S. $ Value

Stagwell Global LLC 5.625%, 08/15/2029(a)	U.S.$	67	$55,234
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	1,395	1,273,734
Summer BidCo BV 9.00% (9.00% Cash or 9.75% PIK), 11/15/2025(a) (f)		877	675,023
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	333	315,243
Telenet Finance Luxembourg Notes SARL 5.50%, 03/01/2028(a)		400	359,860
Townsquare Media, Inc. 6.875%, 02/01/2026(a)		113	99,578
Univision Communications, Inc.
6.625%, 06/01/2027(a)		1,593	1,538,501
7.375%, 06/30/2030(a)		1,186	1,134,887
Urban One, Inc. 7.375%, 02/01/2028(a)		2,221	1,877,840
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	885	729,065
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)	U.S.$	1,124	912,223

			61,631,550

Communications - Telecommunications – 3.4%
Altice France SA/France 3.375%, 01/15/2028(a)	EUR	885	713,008
5.125%, 07/15/2029(a)	U.S.$	6,254	4,686,302
5.50%, 10/15/2029(a)		431	330,035
8.125%, 02/01/2027(a)		224	204,753
British Telecommunications PLC 4.25%, 11/23/2081(a)		214	180,066
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		2,440	2,271,982
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		795	586,267
6.50%, 10/01/2028(a)		2,067	1,609,573
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	506	538,900
9.375%, 06/17/2023(a)	U.S.$	895	885,114
Embarq Corp. 7.995%, 06/01/2036		2,128	989,676
Frontier Communications Holdings LLC 5.875%, 11/01/2029		132	102,361
6.75%, 05/01/2029(a)		524	433,219
8.75%, 05/15/2030(a)		893	911,765
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		465	434,038
Iliad Holding SASU 6.50%, 10/15/2026(a)		719	667,581
7.00%, 10/15/2028(a)		202	183,198

	Principal Amount (000)		U.S. $ Value

Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c) (d) (e)	U.S.$	1,675	$0
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	897	816,306
Level 3 Financing, Inc. 3.625%, 01/15/2029(a)	U.S.$	64	46,822
3.75%, 07/15/2029(a)		1,253	902,383
4.25%, 07/01/2028(a)		743	585,319
4.625%, 09/15/2027(a)		1,739	1,451,263
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	952	910,917
Lumen Technologies, Inc.
Series P 7.60%, 09/15/2039	U.S.$	73	49,747
Series U 7.65%, 03/15/2042		68	44,795
Telecom Italia Capital SA 6.00%, 09/30/2034		77	58,962
7.20%, 07/18/2036		451	366,077
7.721%, 06/04/2038		1,622	1,357,978
Telecom Italia SpA/Milano 5.303%, 05/30/2024(a)		403	379,138
Telesat Canada/Telesat LLC 5.625%, 12/06/2026(a)		60	28,042
6.50%, 10/15/2027(a)		132	38,785
United Group BV 3.625%, 02/15/2028(a)	EUR	237	183,018
4.00%, 11/15/2027(a)		1,127	893,986
4.625%, 08/15/2028(a)		481	378,525
5.25%, 02/01/2030(a)		296	227,897
6.516% (EURIBOR 3 Month + 4.88%), 02/01/2029(i)		896	826,077
United States Cellular Corp. 6.70%, 12/15/2033	U.S.$	121	107,392
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		530	428,727
4.75%, 07/15/2031(a)		3,880	3,158,849
Vodafone Group PLC 4.125%, 06/04/2081		208	155,408
5.125%, 06/04/2081		115	83,769
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(a)		235	192,254
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		1,515	1,122,787
6.125%, 03/01/2028(a)		128	72,993

			30,596,054

Consumer Cyclical - Automotive – 4.0%
Adient Global Holdings Ltd. 4.875%, 08/15/2026(a)		400	372,261

	Principal Amount (000)		U.S. $ Value

Allison Transmission, Inc. 5.875%, 06/01/2029(a)	U.S.$	627	$588,720
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		175	140,364
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		595	554,138
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (f)		1,028	1,048,528
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	210	207,165
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(a)	U.S.$	109	107,469
Dana, Inc. 4.25%, 09/01/2030		760	612,428
5.375%, 11/15/2027		109	101,082
5.625%, 06/15/2028		182	165,569
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		1,116	950,944
Exide Technologies
(Exchange Priority) 11.00%, 10/31/2024(c) (d) (e) (h)		2,940	0
(First Lien) 11.00%, 10/31/2024(c) (d) (e) (h)		1,207	0
Ford Motor Co. 3.25%, 02/12/2032		3,020	2,272,387
4.75%, 01/15/2043		107	77,413
5.291%, 12/08/2046		249	191,481
6.10%, 08/19/2032		4,567	4,231,134
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		793	688,640
3.664%, 09/08/2024		200	191,043
3.81%, 01/09/2024		200	194,842
4.389%, 01/08/2026		200	187,078
4.95%, 05/28/2027		1,160	1,083,463
7.35%, 11/04/2027		4,412	4,520,976
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (f)	EUR	284	277,191
3.75% (3.75% Cash or 4.50% PIK), 09/15/2026(a) (f)		885	822,132
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (f)		338	305,650
4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (f)	U.S.$	433	375,317
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (f)		1,984	1,744,932
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(a)		1,490	1,060,899
5.875%, 11/15/2024(a)	EUR	269	270,221
5.875%, 01/15/2028(a)	U.S.$	1,295	997,505
7.75%, 10/15/2025(a)		1,417	1,317,522
JB Poindexter & Co., Inc. 7.125%, 04/15/2026(a)		146	141,610

	Principal Amount (000)		U.S. $ Value

Mclaren Finance PLC 7.50%, 08/01/2026(a)	U.S.$	1,973	$1,471,116
PM General Purchaser LLC 9.50%, 10/01/2028(a)		1,421	1,080,450
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		1,777	1,217,071
Titan International, Inc. 7.00%, 04/30/2028		1,465	1,393,355
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	200	184,122
3.00%, 10/23/2029(a)		400	325,901
ZF Finance GmbH 2.00%, 05/06/2027(a)		200	174,762
2.25%, 05/03/2028(a)		800	667,314
2.75%, 05/25/2027(a)		900	810,065
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	2,528	2,403,792

			35,528,052

Consumer Cyclical - Entertainment – 2.6%
AMC Entertainment Holdings, Inc. 7.50%, 02/15/2029(a)		192	104,442
Carnival Corp. 4.00%, 08/01/2028(a)		1,739	1,411,477
5.75%, 03/01/2027(a)		1,336	951,900
6.00%, 05/01/2029(a)		132	87,120
7.625%, 03/01/2026(a)		246	193,427
7.625%, 03/01/2026(a)	EUR	311	266,963
9.875%, 08/01/2027(a)	U.S.$	437	413,511
10.125%, 02/01/2026(a)	EUR	310	328,575
10.50%, 06/01/2030(a)	U.S.$	228	184,965
Carnival Holdings Bermuda Ltd. 10.375%, 05/01/2028(a)		3,714	3,812,369
Carnival PLC 1.00%, 10/28/2029	EUR	202	88,376
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	2,191	2,164,975
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		521	386,987
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		365	331,153
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	670	581,331
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	25	21,410
5.875%, 03/15/2026(a)		2,055	1,617,418
7.75%, 02/15/2029(a)		93	69,987
NCL Finance Ltd. 6.125%, 03/15/2028(a)		39	28,952

	Principal Amount (000)		U.S. $ Value

Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)	U.S.$	1,203	$978,941
5.50%, 08/31/2026(a)		1,118	937,723
5.50%, 04/01/2028(a)		4,348	3,457,834
11.50%, 06/01/2025(a)		1,409	1,510,279
11.625%, 08/15/2027(a)		74	74,390
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		791	645,647
7.00%, 02/15/2029(a)		1,461	1,222,916
13.00%, 05/15/2025(a)		65	68,901
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,822	1,564,794

			23,506,763

Consumer Cyclical - Other – 3.3%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		598	507,555
Affinity Gaming 6.875%, 12/15/2027(a)		199	169,202
Allwyn Entertainment Financing UK PLC 5.887% (EURIBOR 3 Month + 4.12%), 02/15/2028(i)	EUR	650	676,658
Beazer Homes USA, Inc. 6.75%, 03/15/2025	U.S.$	355	344,132
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		1,097	856,638
5.00%, 06/15/2029(a)		195	154,566
6.25%, 09/15/2027(a)		1,233	1,094,624
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		244	198,647
6.375%, 06/15/2032(a)		1,963	1,848,043
Castle UK Finco PLC 5.571% (EURIBOR 3 Month + 5.25%), 05/15/2028(i)	EUR	514	407,011
7.00%, 05/15/2029	GBP	679	570,858
Century Communities, Inc. 3.875%, 08/15/2029(a)	U.S.$	29	22,794
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		491	439,379
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)		126	94,329
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		240	206,832
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,969	1,652,667
Forestar Group, Inc. 3.85%, 05/15/2026(a)		385	342,318
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		1,215	972,497
3.75%, 05/01/2029(a)		62	53,810

	Principal Amount (000)		U.S. $ Value

4.00%, 05/01/2031(a)	U.S.$	54	$45,481
5.375%, 05/01/2025(a)		229	227,027
5.75%, 05/01/2028(a)		450	437,816
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		597	488,614
5.00%, 06/01/2029(a)		1,598	1,387,278
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/2027		145	138,164
Installed Building Products, Inc. 5.75%, 02/01/2028 (a)		291	262,389
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	214	217,570
4.125%, 04/15/2026(a)	U.S.$	1,352	1,269,104
Jacobs Entertainment, Inc. 6.75%, 02/15/2029 (a)		131	119,135
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		242	201,378
6.125%, 09/15/2025(a)		449	462,753
Mattamy Group Corp. 4.625%, 03/01/2030(a)		170	138,933
MGM Resorts International 5.50%, 04/15/2027		1,163	1,080,986
5.75%, 06/15/2025		30	29,156
Mohegan Tribal Gaming Authority 8.00%, 02/01/2026(a)		223	206,821
New Home Co., Inc. (The) 7.25%, 10/15/2025(a)		211	178,244
NH Hotel Group SA 4.00%, 07/02/2026(a)	EUR	930	914,174
Picasso Finance Sub, Inc. 6.125%, 06/15/2025(a)	U.S.$	88	87,730
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		69	50,769
5.875%, 09/01/2031(a)		39	27,513
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. 6.625%, 03/01/2030(a)		112	94,574
Shea Homes LP / Shea Homes Funding Corp. 4.75%, 04/01/2029		911	767,904
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		549	479,736
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		929	760,996
4.75%, 01/15/2028(a)		211	189,876
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		1,785	1,669,163

	Principal Amount (000)		U.S. $ Value

Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)	U.S.$	510	$479,205
5.875%, 06/15/2027(a)		191	183,807
Thor Industries, Inc. 4.00%, 10/15/2029(a)		162	127,791
TopBuild Corp. 4.125%, 02/15/2032(a)		69	56,060
Travel + Leisure Co. 4.50%, 12/01/2029(a)		976	795,526
4.625%, 03/01/2030(a)		2,415	2,012,439
6.00%, 04/01/2027		208	197,819
6.625%, 07/31/2026(a)		637	623,839
Universal Entertainment Corp. 8.50%, 12/11/2024(a)		200	186,582
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		781	706,847
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		1,988	1,704,888

			29,620,647

Consumer Cyclical - Restaurants – 0.7%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		1,506	1,356,433
4.00%, 10/15/2030(a)		2,061	1,673,626
4.375%, 01/15/2028(a)		192	172,664
CEC Entertainment LLC 6.75%, 05/01/2026(a)		127	117,953
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(a)	GBP	192	206,958
8.25%, 07/31/2025(a)		1,245	1,360,521
Yum! Brands, Inc. 3.625%, 03/15/2031	U.S.$	49	41,062
4.625%, 01/31/2032		1,072	950,473
4.75%, 01/15/2030(a)		85	78,133

			5,957,823

Consumer Cyclical - Retailers – 2.8%
Arko Corp. 5.125%, 11/15/2029(a)		1,035	811,852
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		852	718,848
5.00%, 02/15/2032(a)		381	314,310
At Home Group, Inc. 7.125%, 07/15/2029(a)		63	36,572
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		1,916	1,797,068
6.75%, 07/01/2036		285	249,828
6.875%, 11/01/2035		551	489,820
7.50%, 06/15/2029		107	105,534
7.60%, 07/15/2037		261	221,133
9.375%, 07/01/2025(a)		41	43,938

	Principal Amount (000)		U.S. $ Value

BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (f)	U.S.$	518	$320,541
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044		58	5,745
Carvana Co. 5.50%, 04/15/2027(a)		415	161,850
5.875%, 10/01/2028(a)		1,298	500,387
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,260	1,306,041
eG Global Finance PLC 6.75%, 02/07/2025(a)	U.S.$	428	375,429
8.50%, 10/30/2025(a)		408	381,684
FirstCash, Inc. 5.625%, 01/01/2030(a)		1,347	1,203,064
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		246	184,732
Gap, Inc. (The) 3.625%, 10/01/2029(a)		935	665,362
3.875%, 10/01/2031(a)		56	39,507
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		246	209,149
Guitar Center, Inc. 8.50%, 01/15/2026(a)		145	119,987
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		894	719,497
LBM Acquisition LLC 6.25%, 01/15/2029(a)		81	52,533
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		13	10,500
Levi Strauss & Co. 3.50%, 03/01/2031(a) (g)		602	479,473
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		65	53,572
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(a)		154	136,513
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		1,475	1,191,253
7.875%, 05/01/2029(a)		1,378	929,992
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		246	204,828
4.75%, 09/15/2029		201	183,623
5.625%, 05/01/2027		69	66,934
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		1,720	1,617,738
Party City Holdings, Inc. 8.75%, 02/15/2026(a)		63	18,253
Penske Automotive Group, Inc. 3.75%, 06/15/2029		196	159,182

	Principal Amount (000)		U.S. $ Value

PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)	U.S.$	1,219	$1,137,202
QVC, Inc. 4.375%, 09/01/2028		5	2,960
4.75%, 02/15/2027		213	150,628
4.85%, 04/01/2024		133	123,887
Rite Aid Corp. 7.50%, 07/01/2025(a)		1,036	693,096
8.00%, 11/15/2026(a)		45	23,699
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		1,736	1,399,810
4.875%, 11/15/2031(a)		77	60,622
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		508	408,034
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		329	267,033
Staples, Inc. 7.50%, 04/15/2026(a)		2,498	2,150,346
10.75%, 04/15/2027(a)		1,271	915,433
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		1,062	1,056,764
Victoria’s Secret & Co. 4.625%, 07/15/2029(a)		58	45,510
White Cap Buyer LLC 6.875%, 10/15/2028(a)		226	196,927
White Cap Parent LLC 8.25%, 03/15/2026(a) (f)		329	284,258
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		628	475,525

			25,478,006

Consumer Non-Cyclical – 6.2%
AdaptHealth LLC 6.125%, 08/01/2028(a)		288	266,285
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		988	771,143
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(a)		50	45,641
3.50%, 03/15/2029(a)		161	135,005
4.625%, 01/15/2027(a)		833	775,164
4.875%, 02/15/2030(a)		200	178,414
5.875%, 02/15/2028(a)		99	94,184
7.50%, 03/15/2026(a)		164	167,888
B&G Foods, Inc. 5.25%, 04/01/2025		217	191,174
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		543	285,106
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		2,835	1,813,746
5.00%, 02/15/2029(a)		1,431	687,708

	Principal Amount (000)		U.S. $ Value

5.25%, 01/30/2030(a)	U.S.$	123	$59,423
5.50%, 11/01/2025(a)		196	166,878
6.125%, 02/01/2027(a)		303	208,444
6.25%, 02/15/2029(a)		911	441,449
7.00%, 01/15/2028(a)		204	99,430
7.25%, 05/30/2029(a)		254	122,435
11.00%, 09/30/2028(a)		236	185,072
CAB SELAS 3.375%, 02/01/2028(a)	EUR	1,880	1,617,191
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	203	175,083
Cheplapharm Arzneimittel GmbH 5.50%, 01/15/2028(a)		436	367,129
Chrome Bidco SASU 3.50%, 05/31/2028(a)	EUR	885	794,443
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	493	358,810
5.25%, 05/15/2030(a)		66	49,849
5.625%, 03/15/2027(a)		416	356,938
6.125%, 04/01/2030(a)		3,702	1,864,029
6.875%, 04/01/2028(a) (g)		577	280,471
6.875%, 04/15/2029(a)		1,537	796,925
8.00%, 03/15/2026(a)		769	701,071
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)	EUR	236	215,621
DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	687	512,380
4.625%, 06/01/2030(a)		3,271	2,636,142
Elanco Animal Health, Inc. 6.40%, 08/28/2028		165	156,945
Embecta Corp. 5.00%, 02/15/2030(a)		2,011	1,685,678
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,516	748,746
Garden Spinco Corp. 8.625%, 07/20/2030(a)		883	921,644
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		510	371,833
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	2,222	1,992,893
Gruenenthal GmbH
3.625%, 11/15/2026(a)		885	865,894
4.125%, 05/15/2028(a)		1,141	1,096,954
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%, 09/01/2025(a)	U.S.$	59	52,260
HLF Financing SARL LLC/Herbalife International, Inc. 4.875%, 06/01/2029(a)		204	139,709
Hologic, Inc. 3.25%, 02/15/2029(a)		236	203,810

	Principal Amount (000)		U.S. $ Value

IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	862	$775,420
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	1,951	1,604,120
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		1,209	1,069,736
4.375%, 01/31/2032(a)		29	25,329
4.875%, 05/15/2028(a)		204	193,392
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		2,831	2,396,213
6.75%, 04/15/2025(a)		89	83,729
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		65	36,798
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 11.50%, 12/15/2028(a)		201	171,359
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029(a)		108	58,355
Medline Borrower LP 3.875%, 04/01/2029(a)		1,566	1,262,131
5.25%, 10/01/2029(a)		3,373	2,680,791
Nidda Healthcare Holding GmbH 7.50%, 08/21/2026(a)	EUR	1,470	1,496,485
Organon & Co.,/Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		885	827,743
4.125%, 04/30/2028(a)	U.S.$	416	368,334
5.125%, 04/30/2031(a)		420	363,814
Oriflame Investment Holding PLC 5.125%, 05/04/2026(a)		347	213,240
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		47	37,353
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		1,182	1,023,954
Post Holdings, Inc. 4.50%, 09/15/2031(a)		1,564	1,321,055
4.625%, 04/15/2030(a)		870	750,582
5.50%, 12/15/2029(a)		529	479,264
5.625%, 01/15/2028(a)		210	198,481
5.75%, 03/01/2027(a)		208	201,415
Prime Healthcare Services, Inc. 7.25%, 11/01/2025(a)		225	190,427
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		148	127,818
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		1,599	899,209

	Principal Amount (000)		U.S. $ Value

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)	U.S.$	990	$797,005
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		638	487,927
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625%, 03/01/2029(a)		10	8,182
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		2,079	1,625,408
4.00%, 10/01/2026(a)	EUR	530	528,828
Tenet Healthcare Corp. 4.375%, 01/15/2030(a)	U.S.$	2,307	1,998,766
6.125%, 10/01/2028(a)		872	782,503
6.125%, 06/15/2030(a)		1,017	968,606
TreeHouse Foods, Inc. 4.00%, 09/01/2028		154	131,298
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		966	782,574
United Natural Foods, Inc. 6.75%, 10/15/2028(a)		187	179,867
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		3,003	2,665,195
US Renal Care, Inc. 10.625%, 07/15/2027(a)		616	129,465
Vector Group Ltd. 10.50%, 11/01/2026(a)		138	137,472
Vista Outdoor, Inc. 4.50%, 03/15/2029(a)		202	148,797

			55,885,477

Energy – 4.6%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 02/15/2026(a)		68	67,526
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		245	226,417
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		631	627,665
Buckeye Partners LP 3.95%, 12/01/2026		6	5,363
4.125%, 12/01/2027		214	187,549
4.50%, 03/01/2028(a)		214	188,026
California Resources Corp. 7.125%, 02/01/202 (a)		217	206,995
Callon Petroleum Co. 8.25%, 07/15/2025		301	300,167
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 04/15/2025(a)		196	204,744

	Principal Amount (000)		U.S. $ Value

CGG SA 8.75%, 04/01/2027(a)	U.S.$	422	$342,101
Chesapeake Energy Corp. 5.50%, 02/01/2026(a)		169	163,128
5.875%, 02/01/2029(a)		135	128,608
6.75%, 04/15/2029(a)		158	153,856
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		478	479,421
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		471	452,754
7.00%, 06/15/2025(a)		1,781	1,740,936
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		682	626,751
CNX Resources Corp. 6.00%, 01/15/2029(a)		423	390,423
7.25%, 03/14/2027(a)		21	20,936
7.375%, 01/15/2031(a)		72	69,084
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		294	265,437
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		1,005	954,524
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625%, 05/01/2027(a)		182	169,686
6.00%, 02/01/2029(a)		54	49,809
8.00%, 04/01/2029(a)		101	100,832
CVR Energy, Inc. 5.25%, 02/15/2025(a)		223	205,045
Diamond Foreign Asset Co./Diamond Finance LLC 9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(a) (f)		90	82,465
9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(f)		79	71,838
Earthstone Energy Holdings LLC 8.00%, 04/15/2027(a)		173	164,944
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		1,352	1,231,716
EnLink Midstream LLC 5.625%, 01/15/2028(a)		199	189,830
6.50%, 09/01/2030(a)		129	127,740
EnLink Midstream Partners LP 4.15%, 06/01/2025		197	187,620
4.85%, 07/15/2026		96	90,746
5.05%, 04/01/2045		807	608,108
5.45%, 06/01/2047		116	93,125
5.60%, 04/01/2044		104	85,271
Series C 8.879% (LIBOR 3 Month + 4.11%), 01/30/2023(i) (k)		2,734	2,270,356
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		784	663,274

	Principal Amount (000)		U.S. $ Value

4.75%, 01/15/2031(a)	U.S.$	797	$656,754
6.50%, 07/15/2048		126	94,502
FTAI Infra Escrow Holdings LLC 10.50%, 06/01/2027(a)		157	157,176
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		412	400,314
6.25%, 05/15/2026		92	84,356
6.50%, 10/01/2025		596	567,956
7.75%, 02/01/2028		612	563,917
8.00%, 01/15/2027		849	799,047
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		439	397,613
7.00%, 08/01/2027		403	384,598
Gulfport Energy Corp. 6.00%, 10/15/2024(c)		589	371
6.375%, 05/15/2025(c)		1,547	975
6.375%, 01/15/2026(c)		1,710	1,077
6.625%, 05/01/2023(c)		161	101
8.00%, 05/17/2026(a)		610	604,658
Harvest Midstream I LP 7.50%, 09/01/2028 (a)		69	66,208
Hess Midstream Operations LP 5.625%, 02/15/2026 (a)		481	466,854
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		233	208,201
6.00%, 02/01/2031(a)		340	288,617
6.25%, 04/15/2032(a)		96	82,475
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		1,188	1,169,592
ITT Holdings LLC 6.50%, 08/01/2029(a)		2,299	1,939,853
KCA Deutag UK Finance PLC 9.875%, 12/01/2025(a)		88	82,753
KLX Energy Services Holdings, Inc. 11.50%, 11/01/2025(a)		64	57,661
MEG Energy Corp. 5.875%, 02/01/2029 (a)		214	201,906
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026(a)		713	642,215
10.50%, 05/15/2027(a)		202	193,292
Murphy Oil Corp. 5.875%, 12/01/2027		211	203,044
6.375%, 07/15/2028		185	179,004
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		403	381,498
7.50%, 01/15/2028(a)		2,085	1,900,212
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		319	312,568
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		1,126	1,067,500

	Principal Amount (000)		U.S. $ Value

NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)	U.S.$	1,575	$1,402,869
Northern Oil and Gas, Inc. 8.125%, 03/01/2028(a)		140	134,339
NuStar Logistics LP 6.00%, 06/01/2026		49	47,326
6.375%, 10/01/2030		177	164,201
Occidental Petroleum Corp. 5.50%, 12/01/2025		158	157,582
5.875%, 09/01/2025		181	181,274
6.125%, 01/01/2031		166	167,991
6.20%, 03/15/2040		69	67,542
6.45%, 09/15/2036		202	206,080
6.60%, 03/15/2046		35	36,020
6.625%, 09/01/2030		166	171,525
7.50%, 05/01/2031		187	200,292
7.875%, 09/15/2031		12	13,245
8.50%, 07/15/2027		184	198,899
8.875%, 07/15/2030		173	195,358
Parkland Corp./Alberta 4.50%, 10/01/2029(a)		220	184,243
4.625%, 05/01/2030(a)		220	183,277
5.875%, 07/15/2027(a)		90	85,277
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		201	177,888
7.25%, 06/15/2025		212	208,924
PDC Energy, Inc. 5.75%, 05/15/2026		1,575	1,498,158
6.125%, 09/15/2024		593	587,975
Petrofac Ltd. 9.75%, 11/15/2026(a)		200	112,977
Range Resources Corp. 4.875%, 05/15/2025		195	185,866
Rockies Express Pipeline LLC 6.875%, 04/15/2040(a)		77	64,671
SM Energy Co. 6.75%, 09/15/2026		26	25,344
Southwestern Energy Co. 5.375%, 02/01/2029		187	173,204
8.375%, 09/15/2028		120	124,281
Strathcona Resources Ltd. 6.875%, 08/01/2026(a)		227	166,596
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		1,086	1,031,125
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		503	449,549
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		114	99,713
5.875%, 03/15/2028		774	733,791
6.00%, 04/15/2027		117	115,519
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(a)		104	90,457

	Principal Amount (000)		U.S. $ Value

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 09/01/2031(a)	U.S.$	79	$68,039
Talos Production, Inc. 12.00%, 01/15/2026		435	458,892
Topaz Solar Farms LLC 5.75%, 09/30/2039(a)		112	105,618
Transocean Guardian Ltd. 5.875%, 01/15/2024(a)		153	149,433
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		867	859,710
Transocean Pontus Ltd. 6.125%, 08/01/2025(a)		156	153,763
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		19	18,757
Transocean, Inc. 11.50%, 01/30/2027(a)		159	159,696
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027		225	211,015
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		890	758,733
Weatherford International Ltd. 8.625%, 04/30/2030(a)		175	168,989
11.00%, 12/01/2024(a)		11	11,302

			41,119,009

Other Industrial – 0.2%
AECOM 5.125%, 03/15/2027		210	203,277
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	1,530	1,363,987
Grand Canyon University 4.125%, 10/01/2024	U.S.$	145	136,185
Interface, Inc. 5.50%, 12/01/2028(a)		258	212,487

			1,915,936

Services – 3.3%
ADT Security Corp. (The) 4.125%, 06/15/2023		83	82,465
4.875%, 07/15/2032(a)		54	45,935
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		527	385,547
6.625%, 07/15/2026(a)		312	286,113
9.75%, 07/15/2027(a)		1,287	1,129,700
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	255	215,490
4.625%, 06/01/2028(a)	U.S.$	1,727	1,438,671
4.875%, 06/01/2028(a)	GBP	1,010	957,014

	Principal Amount (000)		U.S. $ Value

AMN Healthcare, Inc. 4.625%, 10/01/2027(a)	U.S.$	205	$188,983
ANGI Group LLC 3.875%, 08/15/2028(a)		2,883	2,173,228
Aptim Corp. 7.75%, 06/15/2025(a)		1,378	959,809
APX Group, Inc. 5.75%, 07/15/2029(a)		1,504	1,246,961
6.75%, 02/15/2027(a)		415	399,789
Aramark Services, Inc. 5.00%, 02/01/2028(a)		224	209,338
6.375%, 05/01/2025(a)		217	214,864
ASGN, Inc. 4.625%, 05/15/2028(a)		227	205,762
Block, Inc. 2.75%, 06/01/2026 463			413,847
3.50%, 06/01/2031		1,474	1,176,515
Cars.com, Inc. 6.375%, 11/01/2028(a)		830	739,554
CoreLogic, Inc. 4.50%, 05/01/2028(a)		119	91,283
Garda World Security Corp. 4.625%, 02/15/2027(a)		102	90,205
6.00%, 06/01/2029(a)		99	80,929
9.50%, 11/01/2027(a)		479	463,822
Gartner, Inc. 3.625%, 06/15/2029 (a)		177	155,156
GrubHub Holdings, Inc. 5.50%, 07/01/2027(a)		234	169,500
IHS Markit Ltd. 4.125%, 08/01/2023 202			200,359
4.75%, 08/01/2028		104	100,748
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		1,067	890,069
Korn Ferry 4.625%, 12/15/2027(a)		402	370,246
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		1,894	1,205,658
Monitronics International, Inc. 0.00%, 04/01/2020(b) (c) (d) (e)		958	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		911	710,970
5.75%, 11/01/2028(a) (g)		3,593	2,387,917
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		2,080	1,959,866
Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(a)		102	58,614
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		195	169,450
5.25%, 04/15/2024(a)		25	24,587
6.25%, 01/15/2028(a)		1,619	1,478,321

	Principal Amount (000)		U.S. $ Value

Q-Park Holding I BV 1.50%, 03/01/2025(a)	EUR	184	$180,087
2.00%, 03/01/2027(a)		579	516,506
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)	U.S.$	378	378,906
11.25%, 12/15/2027(a)		2,483	2,555,586
Service Corp. International/US 3.375%, 08/15/2030		239	196,451
4.00%, 05/15/2031		166	140,901
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/2029(a)		205	171,917
TriNet Group, Inc. 3.50%, 03/01/2029(a)		238	197,139
Verisure Holding AB 3.25%, 02/15/2027(a)	EUR	885	822,109
3.875%, 07/15/2026(a)		934	903,882
Verscend Escrow Corp. 9.75%, 08/15/2026 (a)	U.S.$	551	539,738
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		8	7,540
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		25	20,593

			29,708,640

Technology – 2.6%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		725	582,863
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a) (g)		1,754	1,299,414
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		1,060	793,259
Central Parent, Inc. / CDK Global, Inc. 7.25%, 06/15/2029(a)		164	160,688
Centurion Bidco SpA 5.875%, 09/30/2026(a)	EUR	946	871,628
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)	U.S.$	173	147,099
Cloud Software Group Holdings, Inc. 6.50%, 03/31/2029(a)		174	147,334
CommScope Technologies LLC 5.00%, 03/15/2027(a)		255	174,892
6.00%, 06/15/2025(a)		158	143,790
CommScope, Inc. 4.75%, 09/01/2029(a)		637	514,413
6.00%, 03/01/2026(a)		276	254,719
7.125%, 07/01/2028(a)		195	140,236
8.25%, 03/01/2027(a)		86	67,284
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(a)		136	111,169

	Principal Amount (000)		U.S. $ Value

Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)	U.S.$	51	$46,606
CWT Travel Group, Inc. 8.50%, 11/19/2026(a)		1,195	1,016,051
Diebold Nixdorf, Inc. 9.375%, 07/15/2025		51	34,680
Entegris Escrow Corp. 5.95%, 06/15/2030(a)		1,146	1,057,242
Fair Isaac Corp. 4.00%, 06/15/2028(a)		160	145,146
GoTo Group, Inc. 5.50%, 09/01/2027(a)		1,201	648,240
Imola Merger Corp. 4.75%, 05/15/2029(a)		968	838,714
MicroStrategy, Inc. 6.125%, 06/15/2028(a)		40	29,000
NCR Corp. 5.125%, 04/15/2029(a)		963	805,352
5.75%, 09/01/2027(a)		89	85,306
NortonLifeLock, Inc. 6.75%, 09/30/2027(a)		1,271	1,247,919
7.125%, 09/30/2030(a)		771	759,525
ON Semiconductor Corp. 3.875%, 09/01/2028(a)		216	188,812
Playtech PLC 4.25%, 03/07/2026(a)	EUR	101	101,584
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	867	680,372
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		98	89,411
8.25%, 02/01/2028(a)		1,588	1,471,656
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		3,885	2,261,646
5.375%, 12/01/2028(a)		82	36,040
Science Applications International Corp. 4.875%, 04/01/2028(a)		105	97,591
Seagate HDD Cayman 3.375%, 07/15/2031		45	34,062
4.091%, 06/01/2029		1,382	1,143,872
4.125%, 01/15/2031		38	29,701
5.75%, 12/01/2034		194	166,019
Sensata Technologies BV 5.00%, 10/01/2025(a)		219	214,111
5.625%, 11/01/2024(a)		53	52,619
5.875%, 09/01/2030(a)		200	189,492
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		474	392,219
TeamSystem SpA 3.50%, 02/15/2028(a)	EUR	579	517,982
TTM Technologies, Inc. 4.00%, 03/01/2029(a)	U.S.$	58	49,795

	Principal Amount (000)		U.S. $ Value

Vericast Corp. 11.00%, 09/15/2026(a)	U.S.$	130	$138,289
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		2,993	2,052,207
Viasat, Inc. 5.625%, 09/15/2025(a)		161	150,272
Virtusa Corp. 7.125%, 12/15/2028(a)		717	550,087
Xerox Corp. 6.75%, 12/15/2039		42	31,455
Xerox Holdings Corp. 5.50%, 08/15/2028(a)		248	200,155

			22,962,018

Transportation - Airlines – 0.8%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		127	120,892
American Airlines Pass Through Trust 3.375%, 05/01/2027		257	210,331
American Airlines, Inc. 11.75%, 07/15/2025(a)		113	121,570
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		1,007	968,394
5.75%, 04/20/2029(a)		3,265	2,986,808
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		1,242	1,123,786
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		1,590	1,584,246

			7,116,027

Transportation - Services – 1.2%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		235	223,247
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	625	584,153
6.125%, 10/15/2026(a)	U.S.$	657	587,095
Atlantia SpA 1.875%, 02/12/2028(a)	EUR	1,915	1,703,522
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)	U.S.$	825	699,222
5.75%, 07/15/2027(a)		1,031	937,111
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	132	117,931
BCP V Modular Services Finance PLC 6.75%, 11/30/2029		1,214	955,448
EC Finance PLC 3.00%, 10/15/2026		302	292,369
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	1,307	1,095,072
5.00%, 12/01/2029(a)		718	544,567

	Principal Amount (000)		U.S. $ Value

Kapla Holding SAS 3.375%, 12/15/2026(a)	EUR	422	$400,430
Loxam SAS 2.875%, 04/15/2026(a)		301	286,229
4.50%, 02/15/2027		629	615,414
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	1,550	1,247,633
United Rentals North America, Inc. 3.75%, 01/15/2032		67	54,729
3.875%, 02/15/2031		137	115,299
4.00%, 07/15/2030		150	128,390
Williams Scotsman International, Inc. 4.625%, 08/15/2028(a)		132	120,060

			10,707,921

			441,335,667

Financial Institutions – 5.9%
Banking – 0.8%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(k)		256	160,320
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)		1,253	1,108,737
7.00%, 01/15/2026(a)		600	522,000
Credit Suisse Group AG 6.25%, 12/18/2024(a) (k)		1,404	1,102,836
6.375%, 08/21/2026(a) (k)		1,290	928,800
7.50%, 07/17/2023(a) (k)		1,415	1,139,131
Discover Financial Services Series D 6.125%, 06/23/2025(k)		1,723	1,676,116
Freedom Mortgage Corp. 7.625%, 05/01/2026(a)		35	29,427
8.25%, 04/15/2025(a)		222	200,935
Societe Generale SA 8.00%, 09/29/2025(a) (k)		601	604,313

			7,472,615

Brokerage – 0.9%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		1,425	1,453,525
AG Issuer LLC 6.25%, 03/01/2028(a)		376	346,445
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		787	794,357
Hightower Holding LLC 6.75%, 04/15/2029(a)		2,936	2,457,691
NFP Corp. 6.875%, 08/15/2028(a)		2,714	2,247,166
7.50%, 10/01/2030(a)		1,323	1,243,620

			8,542,804

	Principal Amount (000)		U.S. $ Value

Finance – 1.9%
Aircastle Ltd. 5.25%, 06/15/2026(a) (k)	U.S.$	1,374	$1,029,602
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		1,036	898,963
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		861	728,812
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		1,277	1,095,097
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		3,717	1,722,280
Enact Holdings, Inc. 6.50%, 08/15/2025(a)		207	203,503
Enova International, Inc. 8.50%, 09/01/2024(a)		343	325,377
8.50%, 09/15/2025(a)		1,996	1,844,451
Home Point Capital, Inc. 5.00%, 02/01/2026 (a)		25	17,089
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, 02/01/2029		125	106,280
ILFC E-Capital Trust II 6.538% (LIBOR 3 Month + 1.80%), 12/21/2065 (a) (i)		2,000	1,296,267
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		2,234	1,824,354
LD Holdings Group LLC 6.50%, 11/01/2025(a)		106	72,253
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	390	410,765
Midcap Financial Issuer Trust 5.625%, 01/15/2030(a)	U.S.$	216	174,734
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/2030(a)		128	98,427
6.00%, 01/15/2027(a)		176	157,864
Navient Corp. 4.875%, 03/15/2028		1,706	1,400,397
5.00%, 03/15/2027		792	692,723
5.50%, 03/15/2029		79	64,787
5.625%, 08/01/2033		40	28,763
6.75%, 06/25/2025		954	917,064
6.75%, 06/15/2026		835	797,511
OneMain Finance Corp. 3.50%, 01/15/2027		174	144,151
3.875%, 09/15/2028		24	19,094
5.375%, 11/15/2029		124	101,586
PennyMac Financial Services, Inc. 5.375%, 10/15/2025(a)		85	77,013
5.75%, 09/15/2031(a)		135	109,358
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625%, 03/01/2029(a)		225	178,530

	Principal Amount (000)		U.S. $ Value

Springleaf Finance Corp. 7.125%, 03/15/2026	U.S.$	180	$171,147
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.375%, 02/01/2030(a)		15	11,991
7.875%, 05/01/2027(a)		185	166,963

			16,887,196

Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc. 10.125%, 08/01/2026 (a)		1,086	1,061,314
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a) (f)		1,926	1,820,001
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		1,951	1,620,833
HUB International Ltd. 7.00%, 05/01/2026(a)		292	286,631
Molina Healthcare, Inc. 3.875%, 05/15/2032(a)		206	171,217
4.375%, 06/15/2028(a)		222	202,559

			5,162,555

Other Finance – 0.6%
Altice France Holding SA 10.50%, 05/15/2027(a)		448	342,410
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		1,967	1,468,827
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		852	450,107
3.625%, 10/01/2031(a)		818	394,852
Intrum AB 3.00%, 09/15/2027(a) (g)	EUR	360	306,844
3.125%, 07/15/2024(a)		255	261,182
3.50%, 07/15/2026(a)		705	630,927
4.875%, 08/15/2025		683	664,512
Motion Finco SARL 7.00%, 05/15/2025(a)		885	942,980

			5,462,641

REITs – 1.1%
ADLER Group SA 2.75%, 11/13/2026(a)		200	84,884
Aedas Homes Opco SLU 4.00%, 08/15/2026		1,580	1,424,235
American Finance Trust, Inc. (The) / American Finance Operating Partner LP 4.50%, 09/30/2028(a)	U.S.$	27	19,844
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029(a)		14	11,203

	Principal Amount (000)		U.S. $ Value

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	2,519	$2,129,699
5.75%, 05/15/2026(a)		316	291,106
Diversified Healthcare Trust 9.75%, 06/15/2025		477	457,403
Hunt Cos., Inc. 5.25%, 04/15/2029(a)		32	27,035
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		53	43,656
4.875%, 09/15/2029(a)		161	140,267
5.25%, 03/15/2028(a)		1,576	1,449,716
5.625%, 07/15/2032(a)		169	147,394
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25%, 02/01/2027(a)		13	10,947
4.75%, 06/15/2029(a)		99	79,933
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	786	714,949
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(a)	U.S.$	236	178,111
Rithm Capital Corp. 6.25%, 10/15/2025(a)		18	16,158
Service Properties Trust 4.75%, 10/01/2026		48	37,939
4.95%, 10/01/2029		85	59,494
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 7.875%, 02/15/2025(a)		187	181,493
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.75%, 04/15/2028(a)		244	194,861
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026	EUR	771	738,659
Vivion Investments SARL 3.00%, 08/08/2024(a)		1,000	835,015
3.50%, 11/01/2025(a)		400	313,237

			9,587,238

			53,115,049

Utility – 0.8%
Electric – 0.4%
Algonquin Power & Utilities Corp. 4.75%, 01/18/2082	U.S.$	242	196,207
Calpine Corp. 3.75%, 03/01/2031(a)		72	58,218
5.125%, 03/15/2028(a)		362	324,036
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	167	147,131

	Principal Amount (000)		U.S. $ Value

FirstEnergy Corp. Series C 3.40%, 03/01/2050	U.S.$	51	$33,701
NextEra Energy Operating Partners LP 3.875%, 10/15/2026(a)		180	165,355
NRG Energy, Inc. 3.375%, 02/15/2029(a)		185	149,367
3.625%, 02/15/2031(a)		13	9,947
3.875%, 02/15/2032(a)		12	9,047
5.25%, 06/15/2029(a)		225	198,786
5.75%, 01/15/2028		207	194,472
6.625%, 01/15/2027		7	6,953
PG&E Corp. 5.00%, 07/01/2028		209	191,251
5.25%, 07/01/2030		38	34,579
Vistra Corp. 7.00%, 12/15/2026(a) (k)		835	761,196
8.00%, 10/15/2026(a) (k)		1,003	959,172
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		207	178,602
5.00%, 07/31/2027(a)		163	151,689
5.625%, 02/15/2027(a)		163	155,670

			3,925,379

Natural Gas – 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.75%, 05/20/2027		230	215,016
5.875%, 08/20/2026		334	317,825
UGI International LLC 2.50%, 12/01/2029(a)	EUR	1,169	953,259

			1,486,100

Other Utility – 0.2%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)	U.S.$	1,376	1,370,181

			6,781,660

Total Corporates - Non-Investment Grade (cost $586,116,285)			501,232,376

CORPORATES - INVESTMENT GRADE – 14.0%
Financial Institutions – 7.3%
Banking – 4.7%
AIB Group PLC 7.583%, 10/14/2026(a)		1,640	1,668,524
Ally Financial, Inc. 8.00%, 11/01/2031		39	40,329
Series B 4.70%, 05/15/2026(g) (k)		2,950	1,980,233

	Principal Amount (000)		U.S. $ Value

Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(k)	U.S.$	1,200	$1,151,316
Banco Santander SA 5.179%, 11/19/2025		400	395,219
Bank of America Corp.
Series X 6.25%, 09/05/2024(k)		2,047	1,981,055
Series Z 6.50%, 10/23/2024(k)		15	14,834
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		655	651,308
Barclays PLC 7.125%, 06/15/2025(k)	GBP	404	462,435
7.25%, 03/15/2023(a) (k)		219	261,934
7.385%, 11/02/2028	U.S.$	1,696	1,762,963
8.00%, 03/15/2029(k)		1,402	1,320,976
BNP Paribas SA 4.625%, 02/25/2031(a) (k)		1,550	1,199,939
7.75%, 08/16/2029(a) (k)		755	751,257
CaixaBank SA 5.875%, 10/09/2027(a) (k)	EUR	1,000	979,859
Citigroup, Inc. 5.95%, 01/30/2023(k)	U.S.$	1,759	1,746,371
Series W 4.00%, 12/10/2025(k)		413	360,248
Credit Agricole SA 8.125%, 12/23/2025(a) (k)		1,461	1,477,509
8.125%, 03/23/2171(k)		448	454,220
Credit Suisse Group AG 6.373%, 07/15/2026(a)		712	668,206
Discover Financial Services 6.70%, 11/29/2032		286	291,043
Dresdner Funding Trust I 8.151%, 06/30/2031(a)		108	111,778
Goldman Sachs Group, Inc. (The) Series P 7.466% (LIBOR 3 Month + 2.87%), 01/30/2023(i) (k)		1,008	978,820
HSBC Holdings PLC 4.75%, 07/04/2029(a) (k)	EUR	1,595	1,465,089
4.762%, 03/29/2033	U.S.$	901	779,135
6.00%, 09/29/2023(a) (k)	EUR	1,819	1,921,395
ING Groep NV 6.50%, 04/16/2025(k)	U.S.$	520	492,128
Intesa Sanpaolo SpA
5.017%, 06/26/2024(a)		548	529,182
5.71%, 01/15/2026(a)		1,444	1,390,733
7.00%, 11/21/2025(a)		355	362,656
Lloyds Banking Group PLC 7.953%, 11/15/2033		854	904,277
NatWest Group PLC 7.472%, 11/10/2026		800	832,912

	Principal Amount (000)		U.S. $ Value

Nordea Bank Abp 6.625%, 03/26/2026(a) (k)	U.S.$	3,065	$3,013,739
Santander UK Group Holdings PLC 6.833%, 11/21/2026		3,258	3,295,617
Societe Generale SA 8.00%, 09/29/2025(a) (k)		2,007	2,017,785
Standard Chartered PLC 7.75%, 04/02/2023(a) (k)		232	231,161
7.75%, 08/15/2027(a) (k)		255	251,827
7.776%, 11/16/2025(a)		1,355	1,397,471
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (k)		1,000	957,701
UBS Group AG 7.00%, 02/19/2025 (a) (k)		620	612,995
UniCredit SpA 5.861%, 06/19/2032(a)		622	546,365

			41,712,544

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(k)		1,251	1,084,807
LPL Holdings, Inc. 4.375%, 05/15/2031(a)		75	64,309

			1,149,116

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		913	712,461
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		1,229	1,036,622
Aircastle Ltd. 4.25%, 06/15/2026		33	31,069
5.25%, 08/11/2025(a)		2,239	2,155,724
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		295	258,134
4.125%, 08/01/2025(a)		395	367,073
4.875%, 10/01/2025(a)		319	300,518
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(a)		200	174,912
Huarong Finance 2019 Co., Ltd. 3.75%, 05/29/2024(a)		343	324,521
Huarong Finance II Co., Ltd. 4.875%, 11/22/2026(a)		430	381,974
5.50%, 01/16/2025(a)		1,082	1,019,650
United Wholesale Mortgage LLC 5.50%, 04/15/2029(a)		13	10,364
5.75%, 06/15/2027(a)		15	12,900

			6,785,922

	Principal Amount (000)		U.S. $ Value

Insurance – 1.4%
Allstate Corp. (The) 6.50%, 05/15/2057	U.S.$	1,657	$1,607,623
Centene Corp. 2.625%, 08/01/2031		2,749	2,159,203
Enstar Finance LLC 5.50%, 01/15/2042		216	173,170
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)		62	47,680
Liberty Mutual Group, Inc.
4.125%, 12/15/2051(a)		43	34,857
4.30%, 02/01/2061(a)		32	19,608
7.80%, 03/15/2037(a)		2,187	2,402,824
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,139,907
MGIC Investment Corp. 5.25%, 08/15/2028		189	174,555
Prudential Financial, Inc. 5.20%, 03/15/2044		340	326,965
5.625%, 06/15/2043		1,082	1,065,774
Transatlantic Holdings, Inc. 8.00%, 11/30/2039		1,261	1,556,384

			12,708,550

REITs – 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		120	100,980
5.25%, 08/01/2026		137	125,081
Office Properties Income Trust 3.45%, 10/15/2031		1,582	1,066,410
Trust Fibra Uno 4.869%, 01/15/2030(a)		605	518,901
VICI Properties LP/VICI Note Co., Inc. 5.75%, 02/01/2027(a)		767	747,132

			2,558,504

			64,914,636

Industrial – 6.5%
Basic – 1.0%
ArcelorMittal SA 6.75%, 03/01/2041		362	352,094
Arconic Corp. 6.00%, 05/15/2025(a)		774	765,042
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		1,342	1,133,990
Celanese US Holdings LLC 5.90%, 07/05/2024		626	625,668
6.05%, 03/15/2025		626	624,222
Freeport Indonesia PT 4.763%, 04/14/2027(a)		281	269,440
Freeport-McMoRan, Inc. 5.45%, 03/15/2043		694	625,454

	Principal Amount (000)		U.S. $ Value

Georgia-Pacific LLC 8.875%, 05/15/2031	U.S.$	1	$1,222
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		386	360,982
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	1,692	1,562,211
3.375%, 03/31/2026(a)		351	334,413
MEGlobal Canada ULC 5.875%, 05/18/2030(a)	U.S.$	343	344,029
Nexa Resources SA 6.50%, 01/18/2028(a)		773	748,022
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025		238	253,196
Suzano Austria GmbH 3.75%, 01/15/2031		131	109,369
5.00%, 01/15/2030		421	393,846
Series DM3N 3.125%, 01/15/2032		331	257,766

			8,760,966

Capital Goods – 0.3%
General Electric Co. Series D 8.099% (LIBOR 3 Month + 3.33%), 03/15/2023(i) (k)		1,681	1,664,617
Howmet Aerospace, Inc. 3.00%, 01/15/2029		198	167,346
5.125%, 10/01/2024		164	161,907
5.90%, 02/01/2027		119	118,671
5.95%, 02/01/2037		89	86,432
6.875%, 05/01/2025		154	158,166
Weir Group PLC (The) 2.20%, 05/13/2026(a)		200	177,915

			2,535,054

Communications - Media – 0.7%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		2,295	2,058,089
Discovery Communications LLC 4.125%, 05/15/2029		179	155,232
Netflix, Inc. 4.875%, 04/15/2028		247	239,996
Paramount Global 6.25%, 02/28/2057		200	161,755
6.375%, 03/30/2062		188	152,769
Prosus NV 4.027%, 08/03/2050(a)		331	209,937
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		505	449,766
Warnermedia Holdings, Inc. 3.755%, 03/15/2027(a)		745	672,395
4.279%, 03/15/2032(a)		1,034	852,550

	Principal Amount (000)		U.S. $ Value

Weibo Corp. 3.375%, 07/08/2030	U.S.$	1,158	$882,468

			5,834,957

Communications - Telecommunications – 0.2%
Sprint Capital Corp. 6.875%, 11/15/2028		154	160,152
8.75%, 03/15/2032		790	939,758
Sprint Corp. 7.125%, 06/15/2024		160	163,251
7.625%, 02/15/2025		165	170,846
7.625%, 03/01/2026		186	195,729

			1,629,736

Consumer Cyclical - Automotive – 0.1%
General Motors Co. 5.20%, 04/01/2045		19	15,535
General Motors Financial Co., Inc. 5.65%, 01/17/2029		30	29,444
Lear Corp. 3.50%, 05/30/2030		3	2,535
4.25%, 05/15/2029		17	15,308
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,084	981,449

			1,044,271

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.375%, 04/01/2026(a)		1,152	1,061,459
3.75%, 04/01/2029(a)		383	336,635
5.875%, 12/15/2027(a)		578	566,959

			1,965,053

Consumer Cyclical - Other – 0.6%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		458	401,936
Las Vegas Sands Corp. 3.50%, 08/18/2026		166	150,053
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	1,539,171
Owens Corning 7.00%, 12/01/2036		777	828,781
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		1,200	852,633
4.625%, 04/06/2031(a)		1,100	737,503
Sands China Ltd. 3.75%, 08/08/2031		285	225,280
4.875%, 06/18/2030		935	807,455

			5,542,812

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(a)		552	491,013

	Principal Amount (000)		U.S. $ Value

5.875%, 03/15/2030(a)	U.S.$	1,064	$924,855
6.125%, 03/15/2032(a)		688	578,285
Nordstrom, Inc. 4.25%, 08/01/2031		188	135,618
4.375%, 04/01/2030		47	35,282
5.00%, 01/15/2044		26	15,767

			2,180,820

Consumer Non - Cyclical – 0.9%
180 Medical, Inc. 3.875%, 10/15/2029(a)		1,040	893,670
BAT Capital Corp. 7.75%, 10/19/2032		665	715,560
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		770	680,790
4.00%, 03/15/2031(a)		991	857,528
Newell Brands, Inc. 4.45%, 04/01/2026		687	650,056
4.875%, 06/01/2025		170	165,850
5.625%, 04/01/2036		57	49,253
5.75%, 04/01/2046		41	32,236
6.375%, 09/15/2027		1,500	1,489,295
6.625%, 09/15/2029		1,500	1,480,511
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)		1,249	976,290

			7,991,039

Energy – 1.2%
Antero Resources Corp. 7.625%, 02/01/2029(a)		24	24,312
Apache Corp. 4.25%, 01/15/2030		146	129,194
4.75%, 04/15/2043		74	55,814
5.10%, 09/01/2040		134	111,281
6.00%, 01/15/2037		214	198,548
Cenovus Energy, Inc. 6.75%, 11/15/2039		30	31,075
Cheniere Energy Partners LP 4.50%, 10/01/2029		603	542,715
Cheniere Energy, Inc. 4.625%, 10/15/2028		141	127,864
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		970	903,808
Ecopetrol SA 4.625%, 11/02/2031		588	448,350
5.875%, 11/02/2051		118	79,355
6.875%, 04/29/2030		1,035	936,675
Energy Transfer LP 3.90%, 07/15/2026		32	30,258
4.40%, 03/15/2027		1,466	1,394,532
4.75%, 01/15/2026		25	24,396
EQT Corp. 3.90%, 10/01/2027		291	268,604

	Principal Amount (000)		U.S. $ Value

Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)	U.S.$	177	$167,312
Oleoducto Central SA 4.00%, 07/14/2027(a)		424	372,272
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		1,212	859,611
Var Energi ASA 7.50%, 01/15/2028(a)		894	909,000
8.00%, 11/15/2032(a)		1,300	1,338,499
Western Midstream Operating LP 3.35%, 02/01/2025		150	141,933
3.95%, 06/01/2025		225	213,303
4.30%, 02/01/2030		801	701,615
4.50%, 03/01/2028		381	349,141
4.75%, 08/15/2028		453	415,027
5.45%, 04/01/2044		193	161,198
5.50%, 02/01/2050		96	79,378

			11,015,070

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(a)		1,580	1,565,977
Fluor Corp. 4.25%, 09/15/2028		227	205,830

			1,771,807

Services – 0.1%
Elis SA 1.625%, 04/03/2028(a)	EUR	300	273,427
Expedia Group, Inc. 6.25%, 05/01/2025(a)	U.S.$	176	177,271
Verisk Analytics, Inc. 5.50%, 06/15/2045		5	4,686

			455,384

Technology – 0.5%
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028(a)		166	147,998
Broadcom, Inc. 4.00%, 04/15/2029(a)		211	192,015
4.15%, 04/15/2032(a)		1,017	893,956
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		130	149,128
HP, Inc. 5.50%, 01/15/2033		1,353	1,272,672
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		289	227,371
5.831%, 01/27/2028(a)		597	577,591
MSCI, Inc. 3.25%, 08/15/2033(a)		60	46,318

	Principal Amount (000)		U.S. $ Value

3.625%, 09/01/2030(a)	U.S.$	185	$154,131
3.625%, 11/01/2031(a)		156	129,805
Nokia Oyj 6.625%, 05/15/2039		194	185,671
Western Digital Corp. 2.85%, 02/01/2029		27	20,882
3.10%, 02/01/2032		172	123,682

			4,121,220

Transportation - Airlines – 0.3%
American Airlines Pass Through Trust 4.95%, 01/15/2023		89	88,255
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		716	673,913
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		2,236	2,227,747

			2,989,915

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		407	360,967

			58,199,071

Utility – 0.2%
Electric – 0.2%
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		471	446,104
Enel Finance International NV 7.50%, 10/14/2032(a)		1,190	1,266,541
FirstEnergy Corp. Series C 5.35%, 07/15/2047		48	42,900

			1,755,545

Total Corporates - Investment Grade (cost $130,876,860)			124,869,252

EMERGING MARKETS - CORPORATE BONDS – 5.1%
Industrial – 4.6%
Basic – 1.3%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		652	464,550
7.45%, 11/15/2029(a)		1,010	797,142
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		1,072	917,097
Consolidated Energy Finance SA 5.625%, 10/15/2028(a)		196	167,160
CSN Inova Ventures 6.75%, 01/28/2028(a)		2,644	2,517,253
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		986	865,523

	Principal Amount (000)		U.S. $ Value

First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)	U.S.$	1,215	$1,133,215
7.50%, 04/01/2025(a)		261	253,953
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		1,431	1,409,535
OCP SA 3.75%, 06/23/2031(a)		403	335,825
Stillwater Mining Co. 4.00%, 11/16/2026(a)		319	280,381
4.50%, 11/16/2029(a)		309	247,451
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		2,112	1,831,236
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		345	296,657

			11,516,978

Capital Goods – 0.4%
Cemex SAB de CV 5.125%, 06/08/2026(a) (k)		505	467,125
7.375%, 06/05/2027(a)		424	434,070
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	879,157
6.95%, 01/17/2028(a)		724	721,421
IHS Holding Ltd. 5.625%, 11/29/2026(a)		402	333,610
6.25%, 11/29/2028(a)		383	307,908
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		2,661	4,990

			3,148,281

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,130	942,349

Communications - Telecommunications – 0.1%
CT Trust 5.125%, 02/03/2032(a)		230	201,940
Digicel Group Holdings Ltd. 7.00%, 01/17/2023(f) (h) (k)		98	8,811
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		657	563,496

			774,247

Consumer Cyclical - Other – 1.0%
Allwyn International AS 3.875%, 02/15/2027(a)	EUR	170	163,551
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	1,356	1,057,680
5.625%, 07/17/2027(a)		965	819,225
5.75%, 07/21/2028(a)		1,255	1,035,375
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		1,322	1,161,955

	Principal Amount (000)		U.S. $ Value

5.25%, 06/18/2025(a)	U.S.$	222	$207,542
5.375%, 05/15/2024(a)		398	382,080
5.875%, 05/15/2026(a)		414	383,416
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		289	269,493
Studio City Finance Ltd. 5.00%, 01/15/2029(a)		609	449,899
6.00%, 07/15/2025(a)		448	383,264
6.50%, 01/15/2028(a)		199	152,645
Wynn Macau Ltd. 4.875%, 10/01/2024(a)		286	268,697
5.50%, 01/15/2026(a)		734	668,307
5.50%, 10/01/2027(a)		747	647,089
5.625%, 08/26/2028(a)		717	605,786

			8,656,004

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d) (e)	ZAR	66	0
K2016470219 South Africa Ltd. 3.00%, 01/20/2023(d) (f) (h)	U.S.$	1,100	550
K2016470260 South Africa Ltd. 25.00%, 01/20/2023(a) (d) (f)		771	77

			627

Consumer Non-Cyclical – 0.8%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(d) (e) (h) (k)		780	458,561
BRF SA 4.875%, 01/24/2030(a)		455	383,138
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		377	352,212
MARB BondCo PLC 3.95%, 01/29/2031(a)		2,318	1,783,846
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(a)		837	730,439
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	446	411,566
4.375%, 05/09/2030		1,000	881,315
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	517	465,882
5.125%, 05/09/2029		517	456,511
7.125%, 01/31/2025		1,040	1,025,895
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(c) (d) (f) (h) (l)		621	62
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		327	272,289
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (d) (e) (h)		4,090	410

	Principal Amount (000)		U.S. $ Value

10.875%, 01/13/2020(b) (c) (d) (e) (h)	U.S.$	480	$48
11.75%, 02/09/2022(b) (c) (d) (e) (h)		1,620	162

			7,222,336

Energy – 0.7%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		549	498,492
Cosan SA 5.50%, 09/20/2029(a)		461	432,130
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(a)		732	595,178
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		957	891,685
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		545	435,932
7.75%, 05/01/2027(a)		200	165,725
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		190	188,670
6.50%, 06/30/2027(a)		1,197	1,164,853
MV24 Capital BV 6.748%, 06/01/2034(a)		475	434,150
Peru LNG SRL 5.375%, 03/22/2030(a)		909	756,629
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(a)		202	193,011
SEPLAT Energy PLC 7.75%, 04/01/2026(a)		581	460,914
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		558	429,067

			6,646,436

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		454	406,557

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		2,039	1,845,560

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		204	174,140

			41,333,515

Utility – 0.3%
Electric – 0.3%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		495	447,140
AES Andes SA 6.35%, 10/07/2079(a)		495	455,400
India Clean Energy Holdings 4.50%, 04/18/2027(a)		511	404,904

	Principal Amount (000)		U.S. $ Value

Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)	U.S.$	403	$377,132
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		482	401,325
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		804	670,988
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)		186	175,148
Terraform Global Operating LP 6.125%, 03/01/2026(h)		118	109,875

			3,041,912

Financial Institutions – 0.2%
Finance – 0.0%
Global Aircraft Leasing Co., Ltd. 6.50% (6.50% Cash or 7.25% PIK), 09/15/2024(a) (f)		212	181,028

Insurance – 0.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (f)		416	385,100

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (f)		201	4,620
5.25%, 12/27/2033(a) (f)		646	14,589
7.125%, 12/26/2046(a) (f)		1,764	42,783

			61,992

REITs – 0.1%
China Aoyuan Group Ltd. 5.375%, 09/13/2022(a) (b) (c)		247	19,760
5.88%, 03/01/2027(a) (c) (l)		306	23,715
CIFI Holdings Group Co., Ltd. 4.80%, 05/17/2028(a) (c) (l)		320	79,860
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		320	130,800
7.40%, 01/13/2027(a)		254	90,170
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(a)		201	54,270
5.95%, 04/30/2025(a)		505	143,073
Shimao Group Holdings Ltd. 5.20%, 01/16/2027(a) (c) (l)		256	42,240
5.60%, 07/15/2026(a) (c) (l)		378	62,370
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a) (c) (l)		320	66,400
6.50%, 01/26/2026(a) (c) (l)		334	68,470

	Principal Amount (000)		U.S. $ Value

Times China Holdings Ltd. 5.75%, 01/14/2027(a)	U.S.$	320	$51,460
6.20%, 03/22/2026(a)		200	32,100
6.75%, 07/08/2025(a)		313	51,410
Yango Justice International Ltd. 7.50%, 02/17/2025(a) (c) (l)		206	3,090
8.25%, 11/25/2023(a) (c) (l)		414	6,210

			925,398

			1,553,518

Total Emerging Markets - Corporate Bonds (cost $62,543,716)			45,928,945

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.9%
Risk Share Floating Rate – 3.8%
Bellemeade Re Ltd.
Series 2019-3A, Class M1C 6.339% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (i)		1,555	1,540,791
Series 2019-4A, Class M2 7.239% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (i)		475	453,506
Eagle Re Ltd. Series 2018-1, Class M2 7.389% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (i)		2,764	2,767,897
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 8.639% (LIBOR 1 Month + 4.25%), 11/25/2023(i)		760	769,521
Series 2014-DN3, Class M3 8.389% (LIBOR 1 Month + 4.00%), 08/25/2024(i)		39	39,328
Series 2014-HQ2, Class M3 8.139% (LIBOR 1 Month + 3.75%), 09/25/2024(i)		1,445	1,448,981
Series 2015-DN1, Class B 15.889% (LIBOR 1 Month + 11.50%), 01/25/2025(i)		1,303	1,319,223
Series 2015-DNA1, Class B 13.589% (LIBOR 1 Month + 9.20%), 10/25/2027(i)		592	602,516
Series 2015-DNA2, Class B 11.939% (LIBOR 1 Month + 7.55%), 12/25/2027(i)		1,373	1,375,022
Series 2015-DNA3, Class B 13.739% (LIBOR 1 Month + 9.35%), 04/25/2028(i)		1,015	1,042,577
Series 2015-HQA1, Class B 13.189% (LIBOR 1 Month + 8.80%), 03/25/2028(i)		1,002	993,559

	Principal Amount (000)		U.S. $ Value

Series 2016-DNA2, Class B 14.889% (LIBOR 1 Month + 10.50%), 10/25/2028(i)	U.S.$	853	$875,932
Series 2016-DNA3, Class B 15.639% (LIBOR 1 Month + 11.25%), 12/25/2028(i)		2,748	2,880,919
Series 2016-DNA4, Class B 12.989% (LIBOR 1 Month + 8.60%), 03/25/2029(i)		392	380,079
Series 2016-HQA2, Class B 15.889% (LIBOR 1 Month + 11.50%), 11/25/2028(i)		421	446,466
Series 2017-DNA2, Class B1 9.539% (LIBOR 1 Month + 5.15%), 10/25/2029(i)		978	1,051,073
Series 2017-DNA3, Class B1 8.839% (LIBOR 1 Month + 4.45%), 03/25/2030(i)		323	339,847
Series 2020-HQA2, Class M2 7.489% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (i)		41	41,401
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2 8.789% (LIBOR 1 Month + 4.40%), 01/25/2024(i)		681	698,637
Series 2014-C04, Class 1M2 9.289% (LIBOR 1 Month + 4.90%), 11/25/2024(i)		984	1,009,724
Series 2015-C02, Class 1M2 8.389% (LIBOR 1 Month + 4.00%), 05/25/2025(i)		149	149,408
Series 2015-C03, Class 1M2 9.389% (LIBOR 1 Month + 5.00%), 07/25/2025(i)		442	448,913
Series 2015-C04, Class 1M2 10.089% (LIBOR 1 Month + 5.70%), 04/25/2028(i)		1,062	1,120,532
Series 2015-C04, Class 2M2 9.939% (LIBOR 1 Month + 5.55%), 04/25/2028(i)		4	4,365
Series 2016-C01, Class 1B 16.139% (LIBOR 1 Month + 11.75%), 08/25/2028(i)		674	718,545
Series 2016-C01, Class 1M2 11.139% (LIBOR 1 Month + 6.75%), 08/25/2028(i)		895	934,191
Series 2016-C01, Class 2M2 11.339% (LIBOR 1 Month + 6.95%), 08/25/2028(i)		171	181,818
Series 2016-C02, Class 1B 16.639% (LIBOR 1 Month + 12.25%), 09/25/2028(i)		446	490,078

	Principal Amount (000)		U.S. $ Value

Series 2016-C02, Class 1M2 10.389% (LIBOR 1 Month + 6.00%), 09/25/2028(i)	U.S.$	476	$492,381
Series 2016-C03, Class 1B 16.139% (LIBOR 1 Month + 11.75%), 10/25/2028(i)		371	397,608
Series 2016-C03, Class 2B 17.139% (LIBOR 1 Month + 12.75%), 10/25/2028(i)		630	687,237
Series 2016-C04, Class 1B 14.639% (LIBOR 1 Month + 10.25%), 01/25/2029(i)		1,476	1,532,693
Series 2016-C05, Class 2B 15.139% (LIBOR 1 Month + 10.75%), 01/25/2029(i)		1,817	1,884,091
Series 2016-C06, Class 1B 13.639% (LIBOR 1 Month + 9.25%), 04/25/2029(i)		1,277	1,281,444
Series 2016-C07, Class 2B 13.889% (LIBOR 1 Month + 9.50%), 05/25/2029(i)		1,555	1,558,572
Series 2017-C03, Class 1B1 9.239% (LIBOR 1 Month + 4.85%), 10/25/2029(i)		142	149,504
Series 2017-C05, Class 1B1 7.989% (LIBOR 1 Month + 3.60%), 01/25/2030(i)		319	322,743
Series 2018-C01, Class 1B1 7.939% (LIBOR 1 Month + 3.55%), 07/25/2030(i)		847	861,851
JPMorgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2 9.889% (LIBOR 1 Month + 5.50%), 10/25/2025(h) (i)		410	401,403
Traingle Re Ltd.
Series 2020-1, Class M2 9.989% (LIBOR 1 Month + 5.60%), 10/25/2030(a) (i)		294	295,799
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2 9.889% (LIBOR 1 Month + 5.50%), 11/25/2025(h) (i)		136	128,988

			34,119,163

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036		504	284,182
Series 2006-42, Class 1A6 6.00%, 01/25/2047		458	274,286
Series 2006-HY12, Class A5 3.566%, 08/25/2036		528	447,715
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		571	407,355

	Principal Amount (000)		U.S. $ Value

Series 2006-J5, Class 1A1 6.50%, 09/25/2036	U.S.$	507	$288,748
Bear Stearns ARM Trust
Series 2007-3, Class 1A1 3.255%, 05/25/2047		78	68,521
Series 2007-4, Class 22A1 3.696%, 06/25/2047		312	278,075
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		401	145,454
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.632%, 09/25/2047		92	79,718
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.463%, 03/25/2037		48	41,509
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		447	385,665
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		192	81,596
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		204	175,135
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		126	65,591
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-9, Class A4 4.283%, 10/25/2036		1,235	348,219
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.332%, 12/28/2037		314	272,161

			3,643,930

Non-Agency Floating Rate – 0.4%
Alternative Loan Trust Series 2007-7T2, Class A3 4.989% (LIBOR 1 Month + 0.60%), 04/25/2037(i)		1,982	665,182
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 4.989% (LIBOR 1 Month + 0.60%), 08/25/2037(i)		289	120,017
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A6 1.161% (5.55% - LIBOR 1 Month), 04/25/2037(i) (m)		71	7,317
Series 2007-FA2, Class 1A10 4.639% (LIBOR 1 Month + 0.25%), 04/25/2037(i)		209	53,579

	Principal Amount (000)		U.S. $ Value

Lehman XS Trust Series 2007-10H, Class 2AIO 2.88% (7.00% - LIBOR 1 Month), 07/25/2037(i) (m)	U.S.$	120	$10,890
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 2.161% (6.55% - LIBOR 1 Month), 12/25/2036(i) (m)		1,820	169,102
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 4.749% (LIBOR 1 Month + 0.36%), 01/25/2037(i)		5,252	2,054,309

			3,080,396

Agency Fixed Rate – 0.3%
Federal Home Loan Mortgage Corp. Series 247, Class 54 5.50%, 04/15/2036(n)		4,504	986,408
Federal Home Loan Mortgage Corp. REMICs Series 4767, Class KI 6.00%, 03/15/2048(n)		9,898	2,022,770

			3,009,178

Total Collateralized Mortgage Obligations (cost $47,581,064)			43,852,667

BANK LOANS – 4.7%
Industrial – 4.5%
Capital Goods – 0.6%
ACProducts Holdings, Inc. 8.980% (LIBOR 3 Month + 4.25%), 05/17/2028(o)		1,947	1,449,662
Apex Tool Group, LLC 9.667% (SOFR 1 Month + 5.25%), 02/08/2029(o)		1,730	1,477,131
Chariot Buyer, LLC 7.634% (LIBOR 1 Month + 3.25%), 11/03/2028(o)		158	149,027
Granite US Holdings Corporation 8.750% (LIBOR 3 Month + 4.00%), 09/30/2026(e) (o)		1,509	1,507,033
TransDigm, Inc. 6.980% (LIBOR 3 Month + 2.25%), 12/09/2025(o)		342	337,602

			4,920,455

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 8.284% (LIBOR 3 Month + 4.50%), 10/28/2027(o)		1,715	1,411,874
Clear Channel Outdoor Holdings, Inc. 7.915% (LIBOR 3 Month + 3.50%), 08/21/2026(o)		314	285,582

	Principal Amount (000)		U.S. $ Value

iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 7.384% (LIBOR 1 Month + 3.00%), 05/01/2026(o)	U.S.$	355	$324,567

			2,022,023

Communications - Telecommunications – 0.7%
Crown Subsea Communications Holding, Inc. 8.870% (LIBOR 1 Month + 4.75%), 04/27/2027(o)		1,515	1,474,195
DIRECTV Financing, LLC 9.384% (LIBOR 1 Month + 5.00%), 08/02/2027(o)		621	603,519
Proofpoint, Inc. 10.985% (LIBOR 3 Month + 6.25%), 08/31/2029(o)		2,480	2,372,542
Zacapa SARL 8.830% (SOFR 3 Month + 4.25%), 03/22/2029(o)		2,126	2,038,993

			6,489,249

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 7.634% (LIBOR 1 Month + 3.25%), 04/30/2026(o)		431	421,538
Dealer Tire Financial, LLC 8.817% (SOFR 1 Month + 4.50%), 12/14/2027(o)		292	287,520

			709,058

Consumer Cyclical - Other – 0.1%
Caesars Resort Collection, LLC 7.134% (LIBOR 1 Month + 2.75%), 12/23/2024(o)		1,039	1,035,803

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. 6.821% (LIBOR 1 Month + 2.75%), 02/05/2025(o)		829	818,244

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group, LLC 8.134% (LIBOR 1 Month + 3.75%), 03/06/2028(o)		477	457,160
Restoration Hardware, Inc. 7.673% (SOFR 1 Month + 3.25%), 10/20/2028(o)		840	781,602

			1,238,762

Consumer Non-Cyclical – 0.9%
Gainwell Acquisition Corp. 8.730% (LIBOR 3 Month + 4.00%), 10/01/2027(e) (o)		1,215	1,137,731

	Principal Amount (000)		U.S. $ Value

Global Medical Response, Inc. 8.634% (LIBOR 1 Month + 4.25%), 03/14/2025(o)	U.S.$	889	$625,507
Kronos Acquisition Holdings, Inc. 8.485% (LIBOR 3 Month + 3.75%), 12/22/2026(o)		774	734,522
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 8.165% (LIBOR 3 Month + 3.75%), 11/16/2025(o)		793	745,474
Mallinckrodt International Finance S.A. 9.986% (LIBOR 3 Month + 5.25%), 09/30/2027(o)		853	641,061
Padagis, LLC 8.491% (LIBOR 3 Month + 4.75%), 07/06/2028(o)		471	414,904
PetSmart, LLC 8.130% (LIBOR 1 Month + 3.75%), 02/11/2028(o)		2,202	2,150,507
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 8.924% (LIBOR 3 Month + 5.25%), 12/15/2027(o)		1,950	1,752,466

			8,202,172

Energy – 0.5%
GIP II Blue Holding, L.P. 8.174% (LIBOR 3 Month + 4.50%), 09/29/2028(o)		2,890	2,860,236
Parkway Generation, LLC 9.070% (SOFR 1 Month + 4.75%), 02/18/2029(o)		1,409	1,382,229

			4,242,465

Other Industrial – 0.3%
American Tire Distributors, Inc. 10.608% (LIBOR 3 Month + 6.25%), 10/20/2028(o)		2,103	1,909,221
FCG Acquisitions, Inc. 11.480% (LIBOR 3 Month + 6.75%), 03/30/2029(o)		640	598,400
Rockwood Service Corporation 8.634% (LIBOR 1 Month + 4.25%), 01/23/2027(o)		84	82,550

			2,590,171

Services – 0.1%
Amentum Government Services Holdings, LLC 8.170% (LIBOR 3 Month + 4.00%), 01/29/2027(o)		78	76,054
8.384% (LIBOR 1 Month + 4.00%), 01/29/2027(o)		234	228,405

	Principal Amount (000)		U.S. $ Value

Verscend Holding Corp. 8.384% (LIBOR 1 Month + 4.00%), 08/27/2025(o)	U.S.$	744	$737,778

			1,042,237

Technology – 0.8%
Ascend Learning, LLC 10.134% (LIBOR 1 Month + 5.75%), 12/10/2029(o)		840	717,150
Banff Guarantor, Inc. 9.884% (LIBOR 1 Month + 5.50%), 02/27/2026(o)		690	633,075
Boxer Parent Company, Inc. 8.134% (LIBOR 1 Month + 3.75%), 10/02/2025(o)		1,484	1,418,444
Endurance International Group Holdings, Inc. 7.717% (LIBOR 1 Month + 3.50%), 02/10/2028(o)		1,964	1,760,095
FINThrive Software Intermediate Holdings, Inc. 11.134% (LIBOR 1 Month + 6.75%), 12/17/2029(o)		660	497,680
Loyalty Ventures, Inc. 8.571% (LIBOR 1 Month + 4.50%), 11/03/2027(o)		1,643	640,052
Peraton Corp. 8.134% (LIBOR 1 Month + 3.75%), 02/01/2028(o)		617	601,789
Presidio Holdings, Inc. 7.890% (LIBOR 1 Month + 3.50%), 01/22/2027(o)		16	15,202
7.920% (LIBOR 3 Month + 3.50%), 01/22/2027(o)		373	364,846
Veritas US, Inc. 9.730% (LIBOR 3 Month + 5.00%), 09/01/2025(o)		576	403,648

			7,051,981

			40,362,620

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 8.134% (LIBOR 1 Month + 3.75%), 11/09/2026(o)		1,796	1,741,021

Financial Institutions – 0.0%
Finance – 0.0%
Orbit Private Holdings I Ltd. 8.174% (LIBOR 3 Month + 4.50%), 12/11/2028(o)		238	235,124

Total Bank Loans (cost $46,202,989)			42,338,765

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 4.7%
CLO - Floating Rate – 4.7%
AMMC CLO 25 Ltd. Series 2022-25A, Class E 11.454% (SOFR + 7.59%), 04/15/2035(a) (i)	U.S.$	5,000	$4,442,195
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.079% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (i)		2,358	2,205,665
Balboa Bay Loan Funding Ltd.
Series 2020-1A, Class ER 10.643% (LIBOR 3 Month + 6.40%), 01/20/2032(a) (i)		3,100	2,760,153
Series 2021-2A, Class E 10.843% (LIBOR 3 Month + 6.60%), 01/20/2035(a) (i)		1,000	870,172
Series 2022-1A, Class E 11.893% (SOFR + 7.93%), 04/20/2034(a) (i)		3,700	3,275,725
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 10.299% (LIBOR 3 Month + 6.22%), 04/15/2034(a) (i)		250	221,308
Crown Point CLO 11 Ltd. Series 2021-11A, Class E 10.889% (LIBOR 3 Month + 6.81%), 01/17/2034(a) (i)		2,000	1,769,040
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 10.494% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (i)		417	344,880
Dryden 57 CLO Ltd. Series 2018-57A, Class E 9.806% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (i)		275	218,866
Dryden 78 CLO Ltd.
Series 2020-78A, Class C 6.029% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (i)		3,000	2,824,197
Series 2020-78A, Class D 7.079% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (i)		1,329	1,220,114
Dryden 98 CLO Ltd. Series 2022-98A, Class E 10.363% (SOFR + 6.40%), 04/20/2035(a) (i)		541	466,886
Elevation CLO Ltd.
Series 2020-11A, Class C 6.279% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (i)		648	590,542
Series 2020-11A, Class D1 7.929% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (i)		1,006	897,538

	Principal Amount (000)		U.S. $ Value

Elmwood CLO IX Ltd. Series 2021-2A, Class E 10.193% (LIBOR 3 Month + 5.95%), 07/20/2034(a) (i)	U.S.$	250	$227,200
Elmwood CLO VII Ltd. Series 2020-4A, Class E 11.179% (LIBOR 3 Month + 7.10%), 01/17/2034(a) (i)		402	377,565
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 10.243% (LIBOR 3 Month + 6.00%), 01/20/2034(a) (i)		350	324,983
Elmwood CLO XII Ltd. Series 2021-5A, Class E 10.593% (LIBOR 3 Month + 6.35%), 01/20/2035(a) (i)		650	595,955
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 10.227% (LIBOR 3 Month + 6.00%), 07/19/2034(a) (i)		400	351,316
Galaxy 30 CLO Ltd. Series 2022-30A, Class E 10.814% (SOFR + 6.95%), 04/15/2035(a) (i)		2,000	1,732,298
Madison Park Funding LI Ltd. Series 2021-51A, Class E 10.497% (LIBOR 3 Month + 6.27%), 07/19/2034(a) (i)		250	221,467
OCP CLO Ltd. Series 2021-21A, Class E 10.523% (LIBOR 3 Month + 6.28%), 07/20/2034(a) (i)		250	221,440
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 7.425% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (i)		1,701	1,533,293
OZLM XXII Ltd. Series 2018-22A, Class D 9.379% (LIBOR 3 Month + 5.30%), 01/17/2031(a) (i)		349	256,242
Palmer Square CLO Ltd.
Series 2021-1A, Class D 10.243% (LIBOR 3 Month + 6.00%), 04/20/2034(a) (i)		1,202	1,073,989
Series 2021-3A, Class E 10.229% (LIBOR 3 Month + 6.15%), 01/15/2035(a) (i)		4,100	3,692,009
Rad CLO 4 Ltd. Series 2019-4A, Class E 11.108% (LIBOR 3 Month + 6.75%), 04/25/2032(a) (i)		585	511,348
Rad CLO 10 Ltd. Series 2021-10A, Class E 10.175% (LIBOR 3 Month + 5.85%), 04/23/2034(a) (i)		750	671,642

	Principal Amount (000)		U.S. $ Value

Rad CLO 11 Ltd. Series 2021-11A, Class E 10.329% (LIBOR 3 Month + 6.25%), 04/15/2034(a) (i)	U.S.$	355	$316,914
Regatta XIX Funding Ltd. Series 2022-1A, Class E 10.843% (SOFR + 6.88%), 04/20/2035(a) (i)		349	315,876
Regatta XXIV Funding Ltd. Series 2021-5A, Class E 11.043% (LIBOR 3 Month + 6.80%), 01/20/2035(a) (i)		3,600	3,252,283
Rockford Tower CLO Ltd.
Series 2019-1A, Class ER 10.563% (LIBOR 3 Month + 6.32%), 04/20/2034(a) (i)		250	202,806
Series 2021-2A, Class E 10.643% (LIBOR 3 Month + 6.40%), 07/20/2034(a) (i)		250	201,878
Series 2021-3A, Class E 10.963% (LIBOR 3 Month + 6.72%), 10/20/2034(a) (i)		1,062	919,122
Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 10.743% (LIBOR 3 Month + 6.50%), 04/20/2034(a) (i)		1,238	1,142,262
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 10.393% (LIBOR 3 Month + 6.15%), 10/20/2034(a) (i)		679	620,788
Trimaran Cavu Ltd. Series 2019-1A, Class E 11.283% (LIBOR 3 Month + 7.04%), 07/20/2032(a) (i)		485	422,168
Voya CLO Ltd. Series 2019-1A, Class DR 6.929% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (i)		1,050	910,575

Total Collateralized Loan Obligations (cost $46,911,675)			42,202,700

EMERGING MARKETS - SOVEREIGNS – 3.9%
Angola – 0.3%
Angolan Government International Bond 8.00%, 11/26/2029(a)		835	734,800
8.25%, 05/09/2028(a)		200	181,000
9.50%, 11/12/2025(a)		2,118	2,181,540

			3,097,340

Argentina – 0.1%
Argentine Republic Government International Bond 0.50%, 07/09/2030		952	257,449
1.00%, 07/09/2029		1,099	291,210

	Principal Amount (000)		U.S. $ Value

1.50%, 07/09/2035	U.S.$	1,034	$260,585
3.50%, 07/09/2041		562	159,187
3.875%, 01/09/2038		1,323	416,581

			1,385,012

Bahrain – 0.6%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		1,146	1,007,621
5.625%, 09/30/2031(a)		1,193	1,084,735
6.75%, 09/20/2029(a)		528	523,149
7.00%, 10/12/2028(a)		1,253	1,254,801
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		1,116	1,125,765

			4,996,071

Dominican Republic – 0.7%
Dominican Republic International Bond 8.625%, 04/20/2027(a)		5,719	5,929,173

Ecuador – 0.2%
Ecuador Government International Bond 1.50%, 07/31/2040(a)		864	349,776
2.50%, 07/31/2035(a)		371	169,696
5.50%, 07/31/2030(a)		1,426	907,222

			1,426,694

Egypt – 0.2%
Egypt Government International Bond 8.50%, 01/31/2047(a)		862	568,920
8.70%, 03/01/2049(a)		611	401,733
8.875%, 05/29/2050(a)		1,096	730,210

			1,700,863

El Salvador – 0.1%
El Salvador Government International Bond 7.125%, 01/20/2050(a)		577	219,188
7.625%, 09/21/2034(a)		762	293,037
7.625%, 02/01/2041(a)		1,024	392,192
9.50%, 07/15/2052(a)		520	223,535

			1,127,952

Gabon – 0.2%
Gabon Government International Bond 6.625%, 02/06/2031(a)		2,609	2,128,455

Ivory Coast – 0.5%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	1,727	1,455,017
5.125%, 06/15/2025(a)		168	172,451
5.875%, 10/17/2031(a)		1,880	1,682,027
6.375%, 03/03/2028(a)	U.S.$	583	564,053
6.625%, 03/22/2048(a)	EUR	331	249,086

			4,122,634

	Principal Amount (000)		U.S. $ Value

Nigeria – 0.2%
Nigeria Government International Bond 7.143%, 02/23/2030(a)	U.S.$	226	$172,608
7.625%, 11/28/2047(a)		1,578	1,011,892
7.696%, 02/23/2038(a)		610	412,436
7.875%, 02/16/2032(a)		289	216,750

			1,813,686

Oman – 0.3%
Oman Government International Bond 4.125%, 01/17/2023(a)		1,832	1,824,489
4.875%, 02/01/2025(a)		991	969,507

			2,793,996

Senegal – 0.3%
Senegal Government International Bond 6.25%, 05/23/2033(a)		593	486,927
6.75%, 03/13/2048(a)		2,946	2,069,197

			2,556,124

Ukraine – 0.1%
Ukraine Government International Bond 7.253%, 03/15/2035(a)		1,886	351,621
7.375%, 09/25/2034(a)		1,164	215,558
7.75%, 09/01/2025(a)		3,507	786,445

			1,353,624

Venezuela – 0.1%
Venezuela Government International Bond 9.25%, 09/15/2027(c) (l)		7,978	558,460
9.25%, 05/07/2028(a) (c) (l)		300	21,000

			579,460

Total Emerging Markets - Sovereigns (cost $51,926,492)			35,011,084

GOVERNMENTS - TREASURIES – 2.8%
United States – 2.8%
U.S. Treasury Bonds 2.75%, 11/15/2042(p)		2,154	1,739,691
5.00%, 05/15/2037(p)		1,824	2,045,160
5.25%, 02/15/2029(q)		320	339,900
6.125%, 11/15/2027(r)		1,000	1,090,469
U.S. Treasury Notes 2.25%, 02/15/2027(q) (r)		14,311	13,326,839
2.875%, 08/15/2028(q)		6,966	6,571,086

Total Governments - Treasuries (cost $26,375,783)			25,113,145

Company	Shares	U.S. $ Value

COMMON STOCKS – 1.0%
Consumer Staples – 0.2%
Household Products – 0.2%
Southeastern Grocers, Inc.(c) (d) (e)	105,865	$2,302,564

Industrials – 0.2%
Construction & Engineering – 0.2%
WillScot Mobile Mini Holdings Corp.(c)	38,360	1,732,721

Electrical Equipment – 0.0%
Exide Corp.(c) (d) (e)	643	128,600

		1,861,321

Consumer Discretionary – 0.2%
Auto Components – 0.0%
EP Energy Corp.(c) (e)	6,941	55,528

Diversified Consumer Services – 0.0%
AG Tracker(c) (d) (e)	91,299	0
Carlson Travel, Inc.(c)	23,801	145,186
Monitronics International, Inc.(c)	17,878	2,682

		147,868

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(c)	1,674	69,638

Internet & Direct Marketing Retail – 0.0%
GOLO Mobile, Inc.(c) (d) (e)	38,543	0

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(c) (d) (e)	3	0

Multiline Retail – 0.2%
ATD New Holdings, Inc.(c)	20,185	1,412,950
K201640219 South Africa Ltd. A Shares(c) (d) (e)	12,695,187	13
K201640219 South Africa Ltd. B Shares(c) (d) (e)	2,009,762	2

		1,412,965

		1,685,999

Energy – 0.2%
Energy Equipment & Services – 0.1%
BIS Industries Holdings Ltd.(c) (d) (e)	838,296	1
CHC Group LLC(c)	21,009	31
Diamond Offshore Drilling, Inc.(c) (h)	23,444	243,818
Vantage Drilling International(c)	6,888	99,807

		343,657

Oil, Gas & Consumable Fuels – 0.1%
Berry Corp.	37,000	296,000

Company	Shares		U.S. $ Value

Civitas Resources, Inc.		3,393	$196,556
Denbury, Inc.(c)		6,529	568,154
Golden Energy Offshore Services AS(c)		916,212	117,837
SandRidge Energy, Inc.(c)		243	4,138

			1,182,685

			1,526,342

Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Intelsat Jackson Holdings SA(c) (d) (e)		3,280	0
Intelsat SA(c)		15,662	358,660

			358,660

Media – 0.0%
iHeartMedia, Inc. - Class A(c)		25,545	156,591

			515,251

Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(c) (d) (e)		541	459,052

			459,052

Information Technology – 0.0%
IT Services – 0.0%
PAYSAFE Ltd.(c)		10,709	148,748

Health Care – 0.0%
Pharmaceuticals – 0.0%
Mallinckrodt PLC(c)		3,821	29,613

Total Common Stocks (cost $19,054,960)			8,528,890

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non-Agency Fixed Rate CMBS – 0.8%
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA 1.263%, 04/10/2046(n)	U.S.$	757	650
Series 2013-GC17, Class D 5.101%, 11/10/2046(a)		902	809,986
Commercial Mortgage Trust
Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		182	62,464
Series 2012-CR3, Class XA 1.53%, 10/15/2045(n)		626	22
Series 2012-CR5, Class XA 1.092%, 12/10/2045(n)		27	1
Series 2013-LC6, Class D 4.289%, 01/10/2046(a)		3,916	3,723,467
Series 2014-CR15, Class XA 0.619%, 02/10/2047(n)		1,197	6,028
Series 2014-CR20, Class XA 0.945%, 11/10/2047(n)		8,491	112,770

	Principal Amount (000)		U.S. $ Value

WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D 4.844%, 06/15/2044(a)	U.S.$	1,022	$914,076
Series 2012-C10, Class XA 1.181%, 12/15/2045(a) (n)		148	5
Series 2014-C25, Class D 3.803%, 11/15/2047(a)		1,807	1,485,367

			7,114,836

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 9.318% (LIBOR 1 Month + 5.00%), 05/15/2036(a) (i)		301	242,276

Total Commercial Mortgage-Backed Securities (cost $7,729,409)			7,357,112

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Mexico – 0.4%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		650	571,919
Petroleos Mexicanos 5.95%, 01/28/2031		3,604	2,724,624
6.49%, 01/23/2027		463	422,719

			3,719,262

Panama – 0.1%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		249	205,005
5.125%, 08/11/2061(a)		236	193,121

			398,126

Total Quasi-Sovereigns (cost $4,471,642)			4,117,388

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State of California Series 2010 7.60%, 11/01/2040		750	960,869
State of Illinois Series 2010 7.35%, 07/01/2035		1,778	1,870,725
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)		1,435	1,269,277

Total Local Governments - US Municipal Bonds (cost $3,975,089)			4,100,871

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGN BONDS – 0.3%
Mexico – 0.2%
Petroleos Mexicanos 6.75%, 09/21/2047	U.S.$	2,113	$1,345,728
6.95%, 01/28/2060		579	366,362

			1,712,090

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		837	789,814

Kazakhstan – 0.0%
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)		470	417,213

South Africa – 0.0%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)		237	215,048

Total Quasi-Sovereign Bonds (cost $3,624,916)			3,134,165

INFLATION - LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	1,437,090	160,079
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		1,230,800	222,857
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h)		6,642,880	1,462,722

Total Inflation-Linked Securities (cost $2,843,985)			1,845,658

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.1%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT 4.979%, 06/15/2043(h)	U.S.$	11	9,737
Series 2019-24, Class PT 11.47%, 08/15/2044(h)		46	44,404
Series 2019-36, Class PT 12.891%, 10/17/2044(h)		92	89,453
Series 2019-43, Class PT (5.256)%, 11/15/2044(h)		2	1,567
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-4, Class PT 8.989%, 05/15/2043(h)		7	6,657
Series 2018-12, Class PT 9.134%, 06/15/2043(h)		9	8,658
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 4.117%, 03/16/2043 (h)		2	1,405

	Principal Amount (000)		U.S. $ Value

Pagaya AI Debt Trust 11.00%, 05/15/2030(a) (e)	U.S.$	930	$930,000

			1,091,881

Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)		770	706,190

Total Asset-Backed Securities (cost $1,866,477)			1,798,071

	Shares

PREFERRED STOCKS – 0.2%
Industrials – 0.1%
Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		35,175	922,288

Industrial – 0.1%
Energy – 0.1%
Gulfport Energy Corp. 10.00%(c) (e)		142	710,000

Total Preferred Stocks (cost $1,065,763)			1,632,288

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051	U.S.$	1,058	634,337

Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(c) (d) (e) (k)	EUR	620	0

Total Governments - Sovereign Bonds (cost $1,895,180)			634,337

	Shares

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(c) (e) (cost $0)		10,721	12,865

WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(c) (d) (e)		8	0

Company	Shares		U.S. $ Value

Flexpath Capital, Inc., expiring 04/15/2031(c) (d) (e)		10,974	$0

Total Warrants (cost $0)			0

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 1.4%
Time Deposits – 0.6%
ANZ, London 2.30%, 01/03/2023	GBP	60	72,975
Citibank, London 1.10%, 01/02/2023	EUR	232	248,288
Citibank, New York 3.69%, 01/03/2023	U.S.$	5,249	5,248,792
Royal Bank of Canada, Toronto 3.06%, 01/03/2023	CAD	52	38,428

Total Time Deposits (cost $5,608,483)			5,608,483

	Shares

Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(s) (t) (u) (cost $5,543,528)		5,543,528	5,543,528

	Principal Amount (000)

U.S. Treasury Bills – 0.2%
U.S. Treasury Bill Zero Coupon, 04/27/2023 (cost $1,932,819)	U.S.$	1,961	1,933,034

Total Short-Term Investments (cost $13,084,830)			13,085,045

Total Investments – 101.3% (cost $1,058,147,115)(v)			906,795,624
Other assets less liabilities – (1.3)%			(12,047,637)

Net Assets – 100.0%			$894,747,987

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	103	March 2023	$12,182,969	$(82,094)
U.S. Long Bond (CBT) Futures	55	March 2023	6,893,906	(117,227)
U.S. T-Note 5 Yr (CBT) Futures	718	March 2023	77,493,516	(28,046)
U.S. T-Note 10 Yr (CBT) Futures	80	March 2023	8,983,750	(54,961)

				$(282,328)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	51	USD	10	01/04/2023	$114
Bank of America, NA	USD	10	BRL	51	01/04/2023	(125)
Bank of America, NA	CLP	43,310	USD	46	01/19/2023	(4,745)
Bank of America, NA	USD	1,301	CAD	1,775	01/19/2023	10,566
Bank of America, NA	USD	38	CLP	34,828	01/19/2023	2,599
Bank of America, NA	KRW	57,726	USD	44	01/30/2023	(1,701)
Bank of America, NA	USD	104	KRW	145,208	01/30/2023	11,140
Bank of America, NA	EUR	1,000	USD	1,074	02/27/2023	(175)
Bank of America, NA	INR	1,470	USD	18	03/16/2023	(54)
Bank of America, NA	TWD	890	USD	29	03/16/2023	224
Bank of America, NA	USD	20	TWD	605	03/16/2023	(131)
Barclays Bank PLC	BRL	188	USD	36	01/04/2023	425
Barclays Bank PLC	BRL	129	USD	24	01/04/2023	(86)
Barclays Bank PLC	USD	12	BRL	65	01/04/2023	4
Barclays Bank PLC	USD	48	BRL	252	01/04/2023	(342)
Barclays Bank PLC	KRW	72,241	USD	53	01/30/2023	(4,077)
Barclays Bank PLC	USD	9	KRW	11,601	01/30/2023	510
BNP Paribas SA	BRL	73	USD	14	01/04/2023	163
BNP Paribas SA	USD	14	BRL	73	01/04/2023	153
BNP Paribas SA	CLP	27,928	USD	32	01/19/2023	(958)
BNP Paribas SA	COP	13,572,390	USD	2,785	01/19/2023	(6,365)
BNP Paribas SA	USD	8	CLP	7,462	01/19/2023	384
BNP Paribas SA	USD	1	COP	2,987	01/19/2023	1
BNP Paribas SA	USD	1	IDR	13,160	01/26/2023	5
BNP Paribas SA	USD	37	KRW	50,668	01/30/2023	3,096
BNP Paribas SA	CNH	526	USD	74	02/16/2023	(2,682)
BNP Paribas SA	INR	2,330	USD	28	03/16/2023	33
BNP Paribas SA	USD	13	INR	1,115	03/16/2023	(44)
BNP Paribas SA	USD	12	TWD	370	03/16/2023	(3)
Brown Brothers Harriman & Co.	GBP	76	USD	90	01/18/2023	(1,268)
Brown Brothers Harriman & Co.	USD	108	GBP	89	01/18/2023	708
Brown Brothers Harriman & Co.	USD	19	GBP	16	01/18/2023	(297)
Brown Brothers Harriman & Co.	AUD	44	USD	30	01/19/2023	253
Brown Brothers Harriman & Co.	AUD	233	USD	152	01/19/2023	(6,939)
Brown Brothers Harriman & Co.	CAD	19	USD	14	01/19/2023	219
Brown Brothers Harriman & Co.	CAD	313	USD	230	01/19/2023	(1,229)
Brown Brothers Harriman & Co.	MXN	212	USD	11	01/19/2023	55
Brown Brothers Harriman & Co.	MXN	2,234	USD	113	01/19/2023	(1,259)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	USD	167	AUD	254	01/19/2023	$5,212
Brown Brothers Harriman & Co.	USD	9	AUD	13	01/19/2023	(3)
Brown Brothers Harriman & Co.	USD	61	CAD	84	01/19/2023	414
Brown Brothers Harriman & Co.	USD	93	CAD	124	01/19/2023	(1,013)
Brown Brothers Harriman & Co.	USD	50	MXN	990	01/19/2023	305
Brown Brothers Harriman & Co.	USD	126	MXN	2,447	01/19/2023	(432)
Brown Brothers Harriman & Co.	PLN	92	USD	20	01/30/2023	(650)
Brown Brothers Harriman & Co.	USD	117	PLN	528	01/30/2023	3,031
Brown Brothers Harriman & Co.	NZD	102	USD	63	02/02/2023	(1,680)
Brown Brothers Harriman & Co.	USD	62	NZD	99	02/02/2023	1,550
Brown Brothers Harriman & Co.	USD	51	NZD	79	02/02/2023	(232)
Brown Brothers Harriman & Co.	NOK	135	USD	14	02/03/2023	90
Brown Brothers Harriman & Co.	NOK	670	USD	68	02/03/2023	(338)
Brown Brothers Harriman & Co.	SEK	123	USD	12	02/03/2023	121
Brown Brothers Harriman & Co.	SEK	303	USD	29	02/03/2023	(219)
Brown Brothers Harriman & Co.	USD	101	NOK	1,005	02/03/2023	2,044
Brown Brothers Harriman & Co.	USD	14	SEK	151	02/03/2023	4
Brown Brothers Harriman & Co.	USD	49	SEK	508	02/03/2023	(483)
Brown Brothers Harriman & Co.	JPY	18,323	USD	136	02/09/2023	(4,072)
Brown Brothers Harriman & Co.	USD	95	JPY	13,015	02/09/2023	4,458
Brown Brothers Harriman & Co.	CNH	686	USD	97	02/16/2023	(1,927)
Brown Brothers Harriman & Co.	USD	83	CNH	595	02/16/2023	3,036
Brown Brothers Harriman & Co.	USD	11	CNH	76	02/16/2023	(19)
Brown Brothers Harriman & Co.	USD	97	ZAR	1,703	02/16/2023	2,475
Brown Brothers Harriman & Co.	ZAR	135	USD	8	02/16/2023	21
Brown Brothers Harriman & Co.	ZAR	1,758	USD	101	02/16/2023	(1,969)
Brown Brothers Harriman & Co.	EUR	106	USD	113	02/27/2023	(1,670)
Brown Brothers Harriman & Co.	USD	1,201	EUR	1,126	02/27/2023	9,391
Brown Brothers Harriman & Co.	CHF	8	USD	8	03/01/2023	25
Brown Brothers Harriman & Co.	CHF	83	USD	89	03/01/2023	(806)
Brown Brothers Harriman & Co.	SGD	109	USD	81	03/02/2023	(741)
Brown Brothers Harriman & Co.	USD	75	SGD	102	03/02/2023	697
Citibank, NA	GBP	3,391	USD	4,039	01/18/2023	(61,979)
Citibank, NA	CLP	20,293	USD	22	01/19/2023	(1,523)
Citibank, NA	KRW	11,987	USD	9	01/30/2023	(471)
Citibank, NA	INR	5,262	USD	63	03/16/2023	(19)
Credit Suisse International	USD	10	SEK	108	02/03/2023	(115)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	USD	17	CLP	14,569	01/19/2023	$615
JPMorgan Chase Bank, NA	BRL	273	USD	52	01/04/2023	617
JPMorgan Chase Bank, NA	USD	31	BRL	163	01/04/2023	72
JPMorgan Chase Bank, NA	USD	21	BRL	110	01/04/2023	(212)
JPMorgan Chase Bank, NA	KRW	18,114	USD	13	01/30/2023	(1,711)
JPMorgan Chase Bank, NA	USD	15	KRW	20,896	01/30/2023	1,140
Morgan Stanley Capital Services LLC	BRL	230	USD	44	01/04/2023	138
Morgan Stanley Capital Services LLC	BRL	511	USD	94	01/04/2023	(2,585)
Morgan Stanley Capital Services LLC	USD	142	BRL	741	01/04/2023	(1,668)
Morgan Stanley Capital Services LLC	CLP	40,302	USD	45	01/19/2023	(2,341)
Morgan Stanley Capital Services LLC	KRW	65,427	USD	46	01/30/2023	(5,933)
Morgan Stanley Capital Services LLC	USD	11	KRW	14,333	01/30/2023	645
Morgan Stanley Capital Services LLC	USD	43	BRL	230	02/02/2023	(159)
Morgan Stanley Capital Services LLC	USD	1,538	EUR	1,440	02/27/2023	8,713
Morgan Stanley Capital Services LLC	TWD	486	USD	16	03/16/2023	244
Morgan Stanley Capital Services LLC	USD	15	TWD	446	03/16/2023	(166)
Royal Bank of Scotland PLC	KRW	134,526	USD	98	01/30/2023	(8,531)
Royal Bank of Scotland PLC	USD	45	KRW	64,221	01/30/2023	6,092
Royal Bank of Scotland PLC	TWD	709	USD	23	03/16/2023	120
Standard Chartered Bank	BRL	285	USD	54	01/04/2023	640
Standard Chartered Bank	USD	32	BRL	174	01/04/2023	808
Standard Chartered Bank	USD	21	BRL	111	01/04/2023	(191)
Standard Chartered Bank	CLP	7,022	USD	8	01/19/2023	(421)
Standard Chartered Bank	USD	22	CLP	19,195	01/19/2023	938
Standard Chartered Bank	KRW	11,969	USD	10	01/30/2023	24
Standard Chartered Bank	KRW	24,152	USD	18	01/30/2023	(1,013)
Standard Chartered Bank	TWD	342	USD	11	03/16/2023	3
Standard Chartered Bank	USD	89	TWD	2,666	03/16/2023	(1,314)
UBS AG	CLP	21,758	USD	25	01/19/2023	(271)
UBS AG	USD	67	CLP	59,857	01/19/2023	3,645
UBS AG	BRL	52	USD	10	02/02/2023	1
UBS AG	EUR	67,955	USD	71,734	02/27/2023	(1,280,767)
UBS AG	USD	1,404	EUR	1,315	02/27/2023	8,454

						$(1,323,689)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 12/20/2027*	1.00%	Quarterly	2.51%	USD	320	$(20,565)	$(22,410)	$1,845
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00	Quarterly	4.85	USD	114,620	845,620	(4,255,356)	5,100,976
iTraxx Europe Crossover Series 38, 5 Year Index, 12/20/2027*	5.00	Quarterly	4.74	EUR	36,820	454,691	(1,485,762)	1,940,453
South Africa Government International Bond, 5.875%, 09/16/2025, 12/20/2027*	1.00	Quarterly	2.48	USD	2,380	(149,874)	(176,109)	26,235

						$1,129,872	$ (5,939,637)	$7,069,509

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	22	03/14/2032	1.811%	1 Day SOFR	Annual	$3,052	$—	$3,052
USD	20	07/25/2032	2.731%	1 Day SOFR	Annual	1,376	—	1,376
USD	14	09/23/2032	3.342%	1 Day SOFR	Annual	264	—	264
USD	50	10/17/2032	3.653%	1 Day SOFR	Annual	(350)	—	(350)

						$4,342	$—	$4,342

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	200	$(76,505)	$(94,105)	$17,600
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	288	(70,388)	(30,067)	(40,321)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3,419	(1,305,547)	(494,798)	(810,749)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	163	$(39,549)	$(16,881)	$(22,668)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	231	(56,454)	(25,151)	(31,303)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.48	USD	270	9,416	3,370	6,046
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.48	USD	300	10,462	5,860	4,602
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	40	(15,405)	(18,924)	3,519
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	40	(15,405)	(18,924)	3,519
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,140	(435,270)	(182,330)	(252,940)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,416	(540,683)	(193,987)	(346,696)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	2,003	(764,864)	(274,419)	(490,445)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3,419	(1,304,598)	(522,202)	(782,396)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	6,837	(2,611,095)	(943,855)	(1,667,240)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	9,230	(3,524,978)	(1,272,492)	(2,252,486)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	84	(20,620)	(8,463)	(12,157)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	114	(27,917)	(9,509)	(18,408)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	228	(55,833)	(20,959)	(34,874)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	228	$(55,833)	$(19,368)	$(36,465)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	235	(57,539)	(18,463)	(39,076)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	336	(82,171)	(33,482)	(48,689)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	456	(111,512)	(45,753)	(65,759)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	660	(159,575)	(66,205)	(93,370)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,367	(330,913)	(109,915)	(220,998)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,055	(992,593)	(454,328)	(538,265)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7,603	(1,861,112)	(812,499)	(1,048,613)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	249	(95,044)	(107,844)	12,800
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	80	(30,550)	(36,730)	6,180
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	249	(95,044)	(99,658)	4,614
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	249	(95,044)	(99,075)	4,031
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	248	(94,783)	(98,222)	3,439
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	248	(94,783)	(97,640)	2,857
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	753	(184,187)	(73,557)	(110,630)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	806	$(197,211)	$(82,017)	$(115,194)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,116	(518,009)	(21,794)	(496,215)

						$(15,901,136)	$(6,394,386)	$(9,506,750)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	3 Month EURIBOR	Quarterly	EUR	9,151	03/20/2023	$ 229,672

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at December 31, 2022
Barclays Capital, Inc.†	USD	2,465	(1.00)%*	—	$2,463,357
Barclays Capital, Inc.†	USD	2,172	4.35%	—	2,184,842
Barclays Capital, Inc.†	USD	1,408	4.20%	—	1,418,543
Barclays Capital, Inc.†	USD	485	4.00%	—	487,246
Barclays Capital, Inc.†	USD	263	(7.00)%*	—	260,763
Credit Suisse Securities (USA)†	EUR	854	1.50%	—	915,644
Credit Suisse Securities (USA)†	EUR	266	1.00%	—	284,984

					$8,015,379

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2022.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non Investment Grade	$5,830,537	$0	$0	$0	$5,830,537
Corporates - Investment Grade	2,184,842	0	0	0	2,184,842

	$8,015,379	$0	$0	$0	$8,015,379

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $628,617,917 or 70.3% of net assets.

(b)	Defaulted matured security.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2022.
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.32% of net assets as of December 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	01/18/2013 - 05/09/2017	$665,756	$458,561	0.05%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT (5.256)%, 11/15/2044	04/25/2018 - 06/01/2020	1,691	1,567	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 11.47%, 08/15/2044	06/27/2019	44,734	44,404	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 12.891%, 10/17/2044	09/04/2019	91,375	89,453	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 4.979%, 06/15/2043	10/09/2019	10,805	9,737	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 8.989%, 05/15/2043	03/27/2018- 05/11/2018	7,109	6,657	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 9.134%, 06/15/2043	06/26/2018	9,226	8,658	0.00%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 4.117%, 03/16/2043	03/07/2018	1,551	1,405	0.00%
Diamond Offshore Drilling, Inc.	04/23/2021	475,210	243,818	0.03%
Digicel Group Holdings Ltd. 7.00%, 01/17/2023	11/28/2016 - 10/01/2021	152,931	8,811	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,971,306	1,462,722	0.16%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.889%, 10/25/2025	09/18/2015	409,873	401,403	0.04%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2021	1,100,178	550	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/05/2013 - 02/19/2015	$2,295,760	$0	0.00%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	118,000	109,875	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 -10/31/2021	1,209,003	62	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014 -01/27/2014	1,408,980	239	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2023	06/09/2014	992,873	171	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	01/29/2014	477,418	48	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	02/26/2018	838,866	162	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 9.889%, 11/25/2025	06/26/2018	136,137	128,988	0.01%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(j)	Convertible security.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Defaulted.
(m)	Inverse interest only security.
(n)	IO - Interest Only.
(o)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2022.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(s)	Affiliated investments.
(t)	The rate shown represents the 7-day yield as of period end.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,681,259 and gross unrealized depreciation of investments was $(174,841,994), resulting in net unrealized depreciation of $(155,160,735).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

December 31, 2022 (unaudited)

68.1%	United States
4.4%	United Kingdom
2.4%	Canada
2.0%	France
1.8%	Luxembourg
1.6%	Brazil
1.4%	Mexico
1.4%	Germany
1.2%	Spain
1.1%	Nigeria
0.8%	Italy
0.7%	Bahrain
0.7%	Dominican Republic
11.0%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Angola, Argentina, Australia, Bahrain, Belgium, Bermuda, Cayman Islands, Chile, China, Colombia, Czech Republic, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Gabon, Ghana, Guatemala, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kuwait, Macau, Morocco, Nigeria, Norway, Oman, Panama, Peru, Senegal, South Africa, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, Venezuela and Zambia.

AB Global High Income Fund

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2022:

lnvestments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$501,072,267	$160,109	#	$501,232,376
Corporates - Investment Grade	1,199,939	123,669,313	-0-		124,869,252
Emerging Markets - Corporate Bonds	-0-	45,469,764	459,181	#	45,928,945
Collateralized Mortgage Obligations	-0-	43,852,667	-0-		43,852,667
Bank Loans	-0-	39,694,001	2,644,764		42,338,765
Collateralized Loan Obligations	-0-	42,202,700	-0-		42,202,700
Emerging Markets - Sovereigns	-0-	35,011,084	-0-		35,011,084
Governments - Treasuries	-0-	25,113,145	-0-		25,113,145
Common Stocks	3,666,303	1,916,827	2,945,760	#	8,528,890
Commercial Mortgage-Backed Securities	-0-	7,357,112	-0-		7,357,112
Quasi-Sovereigns	-0-	4,117,388	-0-		4,117,388
Local Governments - US Municipal Bonds	-0-	4,100,871	-0-		4,100,871
Quasi-Sovereign Bonds	-0-	3,134,165	-0-		3,134,165
Inflation-Linked Securities	-0-	1,845,658	-0-		1,845,658
Asset-Backed Securities	-0-	868,071	930,000		1,798,071
Preferred Stocks	922,288	-0-	710,000		1,632,288
Governments - Sovereign Bonds	-0-	634,337	0	#	634,337
Rights	-0-	-0-	12,865		12,865
Warrants	-0-	-0-	0	#	0
Short-Term Investments:
Time Deposits	-0-	5,608,483	-0-		5,608,483
Investment Companies	5,543,528	-0-	-0-		5,543,528
U.S. Treasury Bills	-0-	1,933,034	-0-		1,933,034

Total Investments in Securities	11,332,058	887,600,887	7,862,679		906,795,624
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	96,435	-0-		96,435
Centrally Cleared Credit Default Swaps	-0-	1,300,311	-0-		1,300,311
Centrally Cleared Interest Rate Swaps	-0-	4,692	-0-		4,692
Credit Default Swaps	-0-	19,878	-0-		19,878
Total Return Swaps	-0-	229,672	-0-		229,672
Liabilities
Futures	(282,328)	-0-	-0-		(282,328)
Forward Currency Exchange Contracts	-0-	(1,420,124)	-0-		(1,420,124)
Centrally Cleared Credit Default Swaps	-0-	(170,439)	-0-		(170,439)
Centrally Cleared Interest Rate Swaps	-0-	(350)	-0-		(350)
Credit Default Swaps	-0-	(15,921,014)	-0-		(15,921,014)
Reverse Repurchase Agreements	(8,015,379)	-0-	-0-		(8,015,379)

Total	$3,034,351	$871,739,948	$7,862,679		$882,636,978

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2022 is as follows:

Fund	Market Value 3/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,990	$216,594	$219,040	$5,544	$114